     As filed with the Securities and Exchange Commission on April 16, 2003

                                            1933 Act Registration No. 333-91226
                                            1940 Act Registration No. 811-08441
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 1                      [X]

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                                 AMENDMENT NO. 19                         [X]

              LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H
                           (Exact Name of Registrant)

                            American Legacy III Plus

                  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                        100 Madison Street, Suite 1860
                              Syracuse, NY 13202
             (Address of Depositor's Principal Executive Offices)

      Depositor's Telephone Number, including Area Code:  (315) 428-8400


                             Robert O. Sheppard Esq.
                         100 Madison Street, Suite 1860
                           Syracuse, New York 13202
                   (Name and Address of Agent for Service)

                                      Copy to:

                                W. Thomas Conner
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004





     Appropriate Date of Proposed Public Offering: Continuous

It is proposed that the filing will become effective

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on May 1, 2003 pursuant to paragraph (b) of Rule 485

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [ ] on ______ Pursuant to paragraph (a)(1) of Rule 485

                     Title of securities being registered:
       Interests in a separate account under individual flexible premium deferred variable annuity contracts.

American Legacy III Plus
Lincoln Life & Annuity Variable Annuity Account H
Individual Variable Annuity Contracts

      Home Office:                               Servicing Office:
      Lincoln Life & Annuity Company of New York P.O. Box 2348
      100 Madison Street, Suite 1860             1300 South Clinton Street
      Syracuse, NY 13202                         Fort Wayne, IN 46801
      www.LincolnRetirement.com                  1-800-942-5500


This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York ("LNY"). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Qualified non-Erisa 403(b) contracts will only be issued for purchase payments that are either lump sum transfers or roll-overs. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you may generally choose to receive a death benefit on the death of the annuitant.


The minimum initial purchase payment for the contract is $25,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically).




Except as noted above, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract we may discontinue accepting purchase payments and/or transfers into the fixed side of the contract at any time. If your purchase payments, bonus credits, and persistency credits are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. For example, we limit withdrawals and transfers from the fixed account of the contract. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.




All purchase payments, bonus credits and persistency credits for benefits on a variable basis will be placed in Lincoln Life & Annuity Variable Annuity Account H (variable annuity account [VAA]). The VAA is a segregated investment account of LNY. If you put all or some of your purchase payments into one or more of the contract's variable options you take all the investment risk on the contract value and the retirement income. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds, listed below, are each part of American Funds Insurance Series (series) Class 2 Shares:

  Global Discovery
  Global Growth
  Global Small Capitalization
  Growth
  International
  New World
  Blue Chip Income and Growth
  Growth-Income
  Asset Allocation
  Bond

  High-Income Bond

  U.S. Government/AAA-Rated Securities
  Cash Management


This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectus for the funds that accompanies this prospectus, and keep both prospectuses for reference.


Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

LNY offers variable annuity contracts that do not have bonus and persistency credits, and have lower fees. Expenses for bonus contracts may be higher than similar contracts without a bonus. Because of this, the amount of the bonus credit may be more than offset by additional charges associated with the bonus credit. You should carefully consider whether or not this contract is the best product for you.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, P.O. Box 2348, Fort Wayne, Indiana 46801, or call 1-800-942-5500. The SAI and other information about LNY and Account H are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 1, 2003

Table of contents


                                                            Page
                ------------------------------------------------
                Special terms                                 2
                ------------------------------------------------
                Expense tables                                3
                ------------------------------------------------
                Summary                                       5
                ------------------------------------------------
                Investment results                            6
                ------------------------------------------------
                Financial statements                          6
                ------------------------------------------------
                Lincoln Life & Annuity Company of New York    6
                ------------------------------------------------
                Variable annuity account (VAA)                6
                ------------------------------------------------
                Investments of the variable annuity account   7
                ------------------------------------------------
                Charges and other deductions                  9
                ------------------------------------------------
                The contract                                 11
                ------------------------------------------------
                Annuity payouts                              20
                ------------------------------------------------
                Fixed side of the contract                   23
                ------------------------------------------------



                                                            Page
               -------------------------------------------------
               Federal tax matters                           23
               -------------------------------------------------
               Voting rights                                 27
               -------------------------------------------------
               Distribution of the contracts                 27
               -------------------------------------------------
               Return privilege                              28
               -------------------------------------------------
               State regulation                              28
               -------------------------------------------------
               Records and reports                           28
               -------------------------------------------------
               Other information                             28
               -------------------------------------------------
               Legal proceedings                             28
               -------------------------------------------------
               Statement of additional information table of
               contents for Variable Annuity Account H
               American Legacy III Plus                      29
               -------------------------------------------------
               Appendix A--Condensed financial
               information                                  A-1
               -------------------------------------------------

Special terms




In this prospectus the following terms have the indicated meanings:


Account or variable annuity account (VAA)--The segregated investment account, Lincoln Life & Annuity Variable Annuity, Account H, into which LNY sets aside and invests the assets for the variable side of the con-tract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity pay-outs are based and upon whose death a death benefit may be paid.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Bonus Credit--The additional amount credited to the contract for each purchase payment.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each con-tract anniversary after that.


Death benefit--The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies. A Guarantee of Principal Death Benefit, or an Enhanced Guaranteed Minimum Death Benefit may be available.


Earnings--The excess of contract value over the sum of bonus credits, persistency credits and purchase payments which have not yet been withdrawn from the contract.

Free Amount--The amount that may be withdrawn each contract year without incurring a surrender charge.


i4LIFE/SM/ Advantage--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.


Lincoln Life--The Lincoln National Life Insurance Company.

LNY (we, us, our)--Lincoln Life & Annuity Company of New York.

Persistency credits--The additional amount credited to the contract after the fourteenth contract anniversary.


Purchase payments--Amounts paid into the contract other than bonus credits and persistency credits.


Series--American Funds Insurance Series (series), the funds to which purchase payments allocated to the Variable Account are directed.

Subaccount or American Legacy III Plus subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date--Each day the New York Stock Ex-change (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables




The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.



The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.



Contractowner Transaction Expenses:



   .  Surrender Charge (as a percentage of purchase payments
      surrendered/withdrawn):    8.5%*




                       .    Transfer Charge:       $25**



*The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.





**The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge in the future a $25 fee for transfers over 12 times during any contract year. Automatic dollar cost averaging, portfolio rebalancing, and cross-reinvestment transfers are not included as transfers for purposes of calculating the transfer charge.



The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.



Annual Account Fee:  $30 *





Separate Account H Annual Expenses for American Legacy III subaccounts:


(as a percentage of average daily net assets in the subaccounts):



                                                   With Enhanced
                                                   Guaranteed Minimum    Guarantee of Principal
                                                   Death Benefit (EGMDB) Death Benefit
                                                   --------------------- ----------------------
..    Mortality and expense risk charge                     1.50%                 1.40%
..    Administrative charge                                 0.10%                 0.10%

                                                           -----                 -----
..    Total annual charge for each subaccount               1.60%                 1.50%



*We do not assess the account fee on contracts issued before June 2, 2003. The account fee will be waived if your contract value is $50,000 or more at the end of any particular contract year.



The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2002. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



Total Annual Fund Operating Expenses                                     Minimum Maximum
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) fees, and other expenses)                            0.60%   1.16%

The following table shows the expenses charged by each fund for the year ended December 31, 2002:


(as a percentage of each fund's average net assets):



                                          Management 12b-1 Other    Total
                                          Fees       Fees  Expenses Expenses
    ------------------------------------------------------------------------
    Global Discovery                         .58%     .25%   .03%      .86%
    ------------------------------------------------------------------------
    Global Growth                            .67      .25    .04       .96
    ------------------------------------------------------------------------
    Global Small Capitalization              .80      .25    .04      1.09
    ------------------------------------------------------------------------
    Growth                                   .38      .25    .02       .65
    ------------------------------------------------------------------------
    International                            .57      .25    .06       .88
    ------------------------------------------------------------------------
    New World Fund                           .85      .25    .06      1.16
    ------------------------------------------------------------------------
    Blue Chip Income and Growth              .50      .25    .02       .77
    ------------------------------------------------------------------------
    Growth-Income                            .34      .25    .01       .60
    ------------------------------------------------------------------------
    Asset Allocation                         .43      .25    .02       .70
    ------------------------------------------------------------------------
    Bond                                     .47      .25    .02       .74
    ------------------------------------------------------------------------
    High-Income Bond                         .50      .25    .02       .77
    ------------------------------------------------------------------------
    U.S. Government/ AAA-Rated Securities    .45      .25    .02       .72
    ------------------------------------------------------------------------
    Cash Management                          .44      .25    .02       .71
    ------------------------------------------------------------------------



EXAMPLES



This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.



The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that the EGMDB is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:



  1 year 3 years 5 years 10 years
---------------------------------
  $1,131 $1,662  $2,069   $3,109

--------------------------------------------------------------------------------


2) If you annuitize or do not surrender your contract at the end of the applicable time period:



  1 year 3 years 5 years 10 years
---------------------------------
   $281   $862   $1,469   $3,109

--------------------------------------------------------------------------------


For more information, see Charges and other deductions in this Prospectus, and Management and Organization in the Prospectus for the series. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect bonus credits and persistency credits. Different fees and examples not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts--i4LIFE/SM/ Advantage for IRA contracts and annuity payouts including i4LIFE/SM/ Advantage (non-qualified annuity contracts only). These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract between you and LNY. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See The contracts.

What is the variable annuity account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LNY may conduct. See Variable annuity account.


What are my investment choices? Based upon your instruction, the VAA applies your purchase payments, bonus credits, and persistency credits to buy series shares in one or more of the investment funds of the series: Global Discovery, Global Growth, Global Small Capitalization, Growth, International, New World, Growth-Income, Blue Chip Income and Growth, Asset Allocation, Bond, High-Income Bond, U.S. Government/AAA-Rated Securities and Cash Management. In turn, each fund holds a portfolio of securities consistent with its investment policy.
See Investments of the variable annuity account--Description of the series.


Who invests my money? The investment adviser for the series is Capital Research and Management Company (CRMC), Los Angeles, California. CRMC is registered as an investment adviser with the SEC. See Investments of the variable annuity account--Investment adviser.


How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you receive bonus credits and you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.


What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.5%, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.


For contracts issued on or after June 2, 2003 (or later, depending on state availability), we charge an account fee of $30 on any contract anniversary if the contract value is less than $50,000.



We apply a charge totaling 1.60% to the daily net asset value of the VAA if the EGMDB is in effect. This charge includes 0.10% as an administrative charge and 1.50% as a mortality and expense risk charge. If the Guarantee of Principal death benefit is in effect, the mortality and expense risk charge is 1.40%, for an annual charge totaling 1.50%. See Charges and other deductions.


Currently, there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a contract year.

The series pays a management fee to CRMC based on the average daily net asset value of each fund. See Investments of the variable annuity account--Investment adviser. Each fund also has a 12b-1 fee and additional operating expenses. These are described in the prospectus for the series.


Charges may also be imposed during the regular income or annuity payout period, including if you elect i4LIFE/SM/ Advantage. See The contracts and Annuity payouts.


For information about the compensation we pay for sales of the contracts, see The contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts--Purchase payments.

What is a bonus credit and a persistency credit? When purchase payments are made, LNY will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is calculated as a percentage of the purchase payment. The bonus credit percentage will vary based on the owner's investment, as defined in this Prospectus. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments. See The contracts--Bonus credits.

A persistency credit of .05% of contract value less purchase payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts--Persistency credits.

LNY offers a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. During the surrender charge period, the amount of the bonus credits may be more than offset by higher surrender charges associated with the bonus credit. After the fourteenth contract anniversary, persistency credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is i4LIFE/SM/ Advantage? i4LIFE/SM/ Advantage is an income program that provides periodic variable lifetime income payments, a death benefit and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE/SM/ Advantage payout phase, based on the i4LIFE/SM/ Advantage death benefit you choose.


What happens if I die before I annuitize? Your beneficiary will receive the death benefit proceeds based upon the death benefit option you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit upon the death of the annuitant. See The contract--Death benefit before the annuity commencement date.


May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently-effective restrictions (for example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year). If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The contracts--Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.




May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.


Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our servicing office. You assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return privilege.



Where do I find more information about accumulation unit values? The Appendix to this Prospectus provides more information about accumulation unit values.




Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The annual performance of the subaccounts is based on past performance and does not indicate or represent future performance. See the SAI for further information.

Financial statements


The financial statements of the VAA and of LNY are located in the Statement of Additional Information (SAI). If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-800-942-5500.


Lincoln Life & Annuity Company of New York


LNY is a New York-domiciled life insurance company founded on June 6, 1996. LNY is a subsidiary of Lincoln Life. Lincoln Life is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.






Variable annuity account (VAA)

On July 24, 1996, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or LNY. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LNY.

LNY is the issuer of the contracts, and the obligations set forth in the contract, other than those of the contractowner, are LNY's.

The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by LNY in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the series as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts and they offer different benefits.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. Bonus credits are allocated to the subaccounts at the same time and at the same percentages as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund of the series. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment adviser
The investment adviser for the series is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the series, the investment adviser receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchases and Redemptions of Shares, in the Prospectus for the series.

With respect to the series, the adviser and/or distributor, or an affiliate thereof, may compensate LNY (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on assets of the particular Series attributable to the contracts along with certain other variable contracts issued or administered by LNY (or an affiliate).

Description of the series
The series was organized as a Massachusetts business trust in 1983 and is registered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits LNY to sell its shares back to the series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has thirteen separate portfolios of funds. Fund assets are segregated and a shareholder's interest is limited to those funds in which the shareholder owns shares. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distribution system for all of its portfolios. The series' Board of Trustees may at any time establish additional funds or classes, which may or may not be available to the VAA.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class has a different designation; (2) each class of shares bears its class expenses; (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement; and (4) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Expenses currently designated as class expenses by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts as well as related expenses incurred by LNY.

Each fund has two classes of shares, designated as Class 1 shares and Class 2 shares. Class 1 and 2 differ primarily in that Class 2 (but not Class 1) shares are subject to a 12b-1 plan. Only Class 2 shares are available under the contracts.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of share-holders of that fund. More detailed information may be obtained from the current Prospectus for the series which accompanies this booklet. You should read the series' prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



 1.Global Discovery Fund: The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Providing you with current income is a secondary consideration. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


 2.Global Growth Fund: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 3.Global Small Capitalization Fund: The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 4.Growth Fund: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 5.International Fund: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 6.New World Fund: The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds and government securities, in these countries. Investors in the fund should have long-term perspective and be able to tolerate potentially wide price fluctuations.

 7.Blue Chip Income and Growth Fund: The fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the U.S.

 8.Growth-Income Fund: The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

 9.Asset Allocation Fund: The fund seeks to provide you with high total return
   (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities; bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

10.Bond Fund: The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.


11.High-Income Bond Fund: The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities, and securities that have both equity and debt characteristics, that provide an opportunity for capital appreciation.



12.U.S. Government/AAA-Rated Securities Fund: The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.



13.Cash Management Fund: The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments. The fund is not managed to maintain a stable net asset value of $1 per share.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to LNY, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series' Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectus for the series.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to make additions, deletions and substitutions for the series and/or any funds within the series in which the VAA participates. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions


We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing and automatic withdrawal services--See Additional Services and the SAI for more information about these programs), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and electronic fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid under the EGMDB, will exceed the actual contract value; the risk that more owners than expected will qualify for waivers of the contingent deferred sales charge; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales load collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup bonus credits paid into the contract by LNY when purchase payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Deductions from the VAA

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.60% (1.50% for contracts with the Guarantee of Principal) of the daily net asset value. The charge consists of a 0.10% administrative charge and a 1.50% (1.40% for contracts with the Guarantee of Principal death benefit) mortality and expense risk charge.


Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:

                                       Number of contract
                                       anniversaries since purchase
                                       payment was invested
         -------------------------------------------------------------------------
                             Less than At least
                             2         2     3     4     5     6    7    8    9+
         Surrender charge as
          a percentage of
          the surrendered
          or withdrawn
          purchase payments  8.5%      8     7     6     5     4    3    2    0

A surrender charge does not apply to:

 1.A surrender or withdrawal of purchase payments that have been invested at least nine full contract years.

 2.Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount, which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;

 3.A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the onset of a permanent and total disability of the contractowner, which disability occurred and has existed continuously for a period of twelve months before the 65th birthday of the contractowner.

 4.When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

 5.A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days.

 6.A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the diagnosis date of a terminal illness of the contractowner. The terminal illness must occur after the effective date of the contract and result in a life expectancy of less than one year as determined by a qualified professional medical practitioner.

 7.A surrender of the contract as a result of the death of the contractowner, joint owner, if applicable or annuitant. However, if an annuitant is changed for any reason other than death of a prior annuitant, the surrender charge is not waived. See The Contracts--Death benefit before annuity commencement date.

 8.A surrender of bonus credits and persistency credits.

 9.Contract value applied to calculate the benefit amount under any annuity payout option available within the contract.

10.Periodic payments made under any annuity payout option made available by LNY.


11.Regular income payments made under i4LIFE/SM/ Advantage.


For purposes of calculating the surrender charge on withdrawals on contracts, LNY assumes that:

a.the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b.Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) until exhausted; then

  2.from earnings until exhausted; then

  3.from bonus credits

c.On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.from earnings and persistency credits until exhausted; then

  3.from bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then

  4.from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then

  5.from bonus credits attributable to purchase payments to which a surrender charge still applies.

We calculate the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account fee

During the accumulation period, we will deduct $30 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $30 account fee will also be deducted from the contract value upon surrender. The account fee will be waived for any contract with a contract value that is equal to or greater than $50,000 on the contract anniversary. This account fee does not apply to contracts issued before June 2, 2003.


Transfer charge

We reserve the right to charge in the future a $25 fee for the 13th and each additional transfer during any contract year. Automatic dollar cost averaging and automatic rebalancing transfers are not included in the limit of twelve transfers.




Rider charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.


Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%. Currently there is no premium tax levied for New York residents.


Other charges and deductions

Charges may also be imposed during the annuity payout period. See i4LIFE/SM/ Advantage (IRA) and (Non-qualified) and Annuity payouts.


There are additional deductions from and expenses paid out of the assets of the underlying series that are more fully described in the Prospectus for the series. Among these deductions and expenses are 12b-1 fees which reimburse LNY (or an affiliate) for certain expenses incurred in connection with certain administrative and distribution support services provided to the series.

Additional information
The administrative and surrender charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative and surrender charges applicable to a particular contract will be stated in that contract.

The contract

Purchase of contract
The contract is available in New York. If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


When a completed application and all other information necessary for processing a purchase order is received at our servicing office, an initial purchase payment and its corresponding bonus credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment and its corresponding bonus credit must be priced within two business days.


Who can invest

To apply for a contract, you must be of legal age in New York where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner, and annuitant cannot be older than age 85.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of that contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangements itself provides tax-sheltered growth.

Replacement of existing insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing contract to purchase the contract described in this Prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. You may change the amount and/or frequency of purchase payments at any time. The minimum initial purchase payment is $25,000. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by the New York's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, maturity date or the death of any contractowner whichever comes first. LNY reserves the right to limit purchase payments made to the contract.

Bonus credits
For each purchase payment made into the contract, LNY will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The bonus credit percentage is based on the owner's investment at the time each purchase payment is made according to the following scale:

Owner's Investment    Bonus Credit %
Less than $100,000         3.0%
$100,000-$999,999          4.0%
$1,000,000 or greater      5.0%

The Owner's Investment at any given time is equal to the sum of:

a. the contract values for any individual LNY nonqualified American Legacy annuity contracts owned by an eligible owner (defined below), if LNY receives notice of eligible owner, as well as any other individual LNY contracts, qualified or nonqualified, that may be made available by LNY in the future for this purpose; plus

b. the account values for any American Funds Group (AFG) nonqualified mutual fund accounts, in accordance with the procedures established by AFG, owned by an eligible owner (defined below), if LNY receives notice of eligible owner as well as any other AFG mutual fund accounts, qualified or nonqualified, that may be made available by AFG and LNY in the future for this purpose; plus

c. the amount of the current purchase payments made into this contract.

Tax qualified annuity contracts (including IRAs) and tax qualified mutual fund accounts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts or accounts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with values for only nonqualified contracts and accounts.

CRMC will determine which of the mutual funds are included in this program. Currently, direct purchases of money market funds are excluded.

An eligible owner includes you as the owner of your American Legacy III Plus contract, and, if you provide us with sufficient identifying information (name and Social Security Number), an eligible owner will also include your spouse, and any of your children under the age of 21. If the owner of any contract under (a) above is a non-natural owner and if you, your spouse, or any children of yours under the age of 21 are the named annuitant, then you may include these account values in the calculation of the owner's investment for non-qualified contracts.

If you make an additional purchase payment prior to the first anniversary of the contract date and that purchase payment increases the owner's investment to a level that qualifies for a higher bonus credit percentage, then we will contribute an additional bonus credit into your contract at the time the subsequent purchase payment is made (it will not be contributed retroactively). The additional bonus credit is determined by multiplying the sum of the prior purchase payments by the additional bonus credit percentage (the difference between the percentage applicable to the subsequent purchase payment and the percentage applicable to prior purchase payments). This additional bonus credit is not available after the first anniversary of the contract date.

LNY offers a variety of variable annuity contracts. During the surrender charge period, the amount of the bonus credit may be more than offset by higher surrender charges associated with the bonus credits. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than the contract described in this prospectus, depending on the level of the bonus credits in the contract described in this prospectus and the per-formance of the owner's chosen subaccounts. We encourage you to talk with your financial advisor and determine which annuity contract is most appropriate for you.

Persistency credits
Contractowners will also receive a persistency credit on a quarterly basis after the fourteenth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 14 years, by .05%. This persistency credit will be allocated to the variable subaccounts and the fixed account in proportion to the contract value in each variable subaccount and fixed account at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of purchase payments and bonus credits

Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund of the series, according to your instructions. Corresponding bonus credits will be allocated to the subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate purchase payments.


The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account is $2,000 ($300 for contracts issued prior to June 2, 2003, subject to state approval). Upon allocation to a subaccount, purchase payments and bonus credits are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our servicing office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. Please note: If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units

Purchase payments and bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the deduction of certain contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with the EGMDB than for those without, each of the two types of contracts will have different corresponding accumulation unit values on any given day.


In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



Transfers on or before the annuity commencement date

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other sub-account. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received.


Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by LNY. Currently, there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a contract year. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, portfolio rebalancing, or cross-reinvestment elected on forms available from us. (See Additional services and the SAI for more information about these programs.) The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.



A transfer request may be made to our servicing office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.


Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slow-downs for a variety of reasons. These outages or slow-downs may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our servicing office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally, 4 p.m. New York time).

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts; and should LNY become aware of such disruptive practices, LNY may refuse to permit such transfers.






If your contract offers a fixed account you may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $2,000 or the total amount in the subaccount, if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.


You may also transfer all or any part of the contract value from the fixed side of your contract to the various sub-account(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period and (2) the minimum amount which can be transferred is $300 or the amount in the fixed account.




Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Transfers after the annuity commencement date

If you select an i4LIFE/SM/ Advantage option, your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date. If you do not select an i4LIFE/SM/ Advantage option, you may transfer all or a portion of your investment in one subaccount to another subaccount in the VAA or to the fixed side of the contract as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. Currently, there is no charge for these transfers. However, we reserve the right to impose a charge of up to $25 per transfer. No transfers are allowed from the fixed side of the contract to the subaccounts.


Additional services

There are four additional services available to you at no extra charge under your contract: dollar cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Additional services in the SAI.



Dollar cost averaging allows you to transfer amounts from the fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis.



The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value. Withdrawals under AWS are subject to applicable surrender charges. See Charges and other deductions.


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The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit before the annuity commencement date

If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Generally, the more expensive the death benefit, the greater the protection. You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.


You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our servicing office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner. Only the contract value as of the day LNY approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner. Death benefits are taxable. See Federal tax matters.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares) provided the annuitant named on the contract has not been changed (except within the first 30 days after the contract is issued or upon the death of a prior annuitant).

Notification of the election of this death benefit must be received by LNY within 75 days of the death of the annuitant. If no contractowner is living on the date of death of the annuitant, the death benefit will be available to the beneficiary. The contract terminates when any death benefit is paid due to the death of the annuitant. A death benefit payable on the death of the annuitant will not be paid if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred during the first 30 days subsequent to the effective date of the contract, or because of the death of a prior annuitant.


Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:



1.the contract value as of the day LNY approves the payment of the claim; or



2.the sum of all purchase payments decreased by withdrawals (including any applicable charges and premium taxes incurred) in the same proportion that withdrawals (including any applicable charges and premium taxes incurred) reduced the contract value.





In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.


Enhanced Guaranteed Minimum Death Benefit (EGMDB)

If the death occurs before the annuity commencement date and the Enhanced Guaranteed Minimum Death Benefit (EGMDB) is in effect, the death benefit paid will be the greatest of: (1) the contract value as of the day on which LNY approves the payment of the claim; (2) The sum of all purchase payments decreased by withdrawals (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value; or (3) the highest contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner, (if applicable) or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to the anniversary date (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value.



                                                                             15

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In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.


The EGMDB is not available under contracts used for qualified plans (other than IRAs or Roth IRAs) or contracts issued to a contractowner, joint owner or annuitant, who is age 81 or older at the time of issuance.





Contractowners whose contracts contain the Guarantee of Principal death benefit may add the EGMDB at a later date if the contractowner, joint owner and annuitant are under age 81. If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, only the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after the effective date will be used.





After a contract is issued, the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our servicing office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and other deductions.


General death benefit information

The Guarantee of Principal death benefit and the EGMDB are separate death benefit elections. Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect an i4LIFE/SM/ Advantage option.


If there are joint owners, upon the death of the first contractowner, LNY will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, LNY will pay a death benefit to the designated beneficiary(s).

Upon the death of a contractowner, joint owner or annuitant, if the surviving spouse continues the contract, any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value will be credited to the contract. This provision applies only one time for each contract.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur after receipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed (including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1.If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or

2.If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the beneficiary must choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant Federal law requires that an annuity payout be made no later than 60 days after LNY has approved the death claim.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the 1940 Act.

Notwithstanding any provision of the contract to the contrary, the payment of death benefits provided under the contract must be made in compliance with Code
Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.



Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are an exempt organization under Internal Revenue Code section 501(c), then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying the servicing office of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a reduction

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

of the death benefit on the death of the annuitant. See The contracts--Death benefit before the annuity commencement date. A contingent annuitant may be named or changed by notifying the servicing office in writing.

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select. See Annuity payouts--Annuity options.


The amount available upon surrender/withdrawal is the cash surrender value (contract value less any applicable charges, fees, and taxes) at the end of the valuation period during which the written request for surrender/ withdrawal is received at the servicing office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $300. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the servicing office. The payment may be postponed as permitted by the 1940 Act. The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal tax matters.



There are charges associated with surrender of a contract or withdrawal of contract value. See Charges and other deductions. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will be increased according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge. See Charges and other deductions.



The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.


Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age
59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn). Pre-1989 contributions and earnings through December 31, 1988 are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b(7) custodial account will also be subject to the restrictions.

Small contract surrenders

LNY may surrender your IRA or nonqualified contract in accordance with New York law if: 1) your contract value drops below certain state specified minimum amounts ($2000 or less) for any reason; including if your contract value decreases due to the performance of the subaccounts you selected; and 2) no purchase payments have been received for three (3) full, consecutive contract years, or 3) the paid up annuity benefit at maturity would be less than $20.00 per month.


At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.


i4LIFE/SM/ Advantage


(IRA Annuity Contracts ONLY)


The i4LIFE/SM/ Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the i4LIFE/SM/ Advantage payout phase) computed daily, equal to an annual rate of 1.85% for the i4LIFE/SM/ Advantage Account Value death benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.10% and the balance is a mortality and expense risk charge. If i4LIFE/SM/ Advantage is elected at issue of the contract, i4LIFE/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.



i4LIFE/SM/ Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a contract value of at least $50,000 and only if the annuitant is age 591/2 or older at the time the option is elected. You may elect the i4LIFE/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our servicing office. Additional purchase payments may be made during the Access Period.


There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.


Once i4LIFE/SM/ Advantage begins, any prior death benefit election will terminate and the i4LIFE/SM/ Advantage death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.


Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.

If i4LIFE/SM/ Advantage is selected, the applicable transfer provisions among subaccounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE/SM/ Advantage begins, any automatic withdrawal service will terminate. See The contracts. i4LIFE/SM/ Advantage may not be available within the first 12 months after the contract is issued.

Assumed interest rates of 3%, 4% and 5% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.


Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Charges and other deductions.


Access Period. At the time you elect i4LIFE/SM/ Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make purchase payments, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.

At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.


Death Benefit. During the Access Period, i4LIFE/SM/ Advantage provides the i4LIFE/SM/ Advantage Account Value death benefit. This death benefit is equal to the Account Value as of the day on which LNY approves the payment of the claim.


If you die during the Access Period, the i4LIFE/SM/ Advantage will terminate. Your beneficiary may start a new i4LIFE/SM/ Advantage program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.

Following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.


Availability. The introduction of i4LIFE/SM/ Advantage will depend on state approval.


Termination. You may terminate i4LIFE/SM/ Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Upon termi-

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


nation of i4LIFE/SM/ Advantage, your death benefit will be the Guarantee of Principal death benefit. Upon termination, we will stop assessing the charge for the i4LIFE/SM/ Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE/SM/ Advantage.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time i4LIFE/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, as permitted under your contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.


Delay of payments

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners. Payment of contract proceeds from the fixed account may be delayed for up to six months.



Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment. We also may be required to provide additional information about a contractowner's account to government regulators. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.


Transfers may also be delayed as permitted by the 1940 Act.

Reinvestment privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made by your written authorization to us and received in our servicing office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the servicing office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions

Commissions are paid to dealers under different commission options. The maximum commission paid as a percentage of each purchase payment is 6.50%. Alternate commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1.00%. At times, additional sales incentives (up to an annual continuing 0.10% of contract value) may be provided to dealers maintaining certain sales volume levels. Upon annuiti- zation, the commissions paid to dealers are a maximum of 6.00% of account annuitized and/or an annual continuing commission of up to 1.00% (or up to 1.10% for dealers maintaining certain sales volume levels) of statutory reserves. These commissions are not deducted from purchase payments, bonus credits, or contract value; they are paid by us.



LNY offers the contracts through the registered representatives of its affiliated broker-dealer, Lincoln Financial Advisors Corporation (LFA), who are registered with the NASD and are licensed to offer insurance in the states in which they do business. In addition to commissions, these representatives may be eligible for various benefits, such as bonuses, insurance benefits and subsidies. Payments may also be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



LNY also may offer the contracts through registered representatives of broker-dealers the principal underwriter maintains selling agreements with. These broker-dealers and their registered representatives are also members of, and registered with, the NASD and are state insurance licensed. Commissions payable to registered representatives of a broker-dealer having a selling agreement with the principal underwriter will be paid to their respective broker-dealers. These broker-dealers may in turn pay a portion of the commissions to their registered representatives.



Registered representatives may be eligible for certain non-cash compensation programs such as conferences or trips.

LNY offers the contracts to the public on a continuous basis and anticipates continuing to offer the contract but reserves the right to discontinue the offering.




Ownership
As contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

Joint ownership
The joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Contractowner questions
The obligations to purchasers under the contracts are those of LNY. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-800-942-5500.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law.


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.


You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the servicing office.



Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. A mortality and expense risk charge of 1.30% and the charge for administrative services of 0.10% will be assessed on all variable annuity payouts (except for the i4LIFE/SM/ Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


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Variable annuity payouts
Variable annuity payouts will be determined using:

1.The contract value on the annuity commencement date less any applicable premium taxes;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, or 5% per year, as applied to the applicable mortality table. You must choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by LNY. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


i4LIFE/SM/ Advantage


(Non-Qualified Annuity Contracts ONLY)


We offer a variable annuity payout option for non-qualified contracts. This option is subject to a charge (imposed only during the i4LIFE/SM/ Advantage payout phase), computed daily, equal to an annual rate of 1.85% for the i4LIFE/SM/ Advantage Account Value death benefit, and 2.05% for the i4LIFE/SM/ Advantage EGMDB, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of .10% and the balance is a mortality and expense risk charge. i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.



If your contract value is at least $50,000, you may elect the i4LIFE/SM/ Advantage at any time before the annuity commencement date by sending a written request to our servicing office. The annuitant may not be changed and additional purchase payments will not be accepted after i4LIFE/SM/ Advantage is elected.



There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.







At the time you elect i4LIFE/SM/ Advantage, you also select a new death benefit option. Once i4LIFE/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.



Assumed interest rates of 3%, 4% and 5% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.



Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. See Federal Tax matters--Taxation of annuity payouts. You may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular income payments are not subject to any surrender charges. See Charges and other deductions.



Access Period. At the time you elect i4LIFE/SM/ Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular


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income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advan tage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.



Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.



Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.



Death Benefit. During the Access Period, i4LIFE/SM/ Advantage provides two death benefit options:



1.i4LIFE/SM/ Advantage Account Value death benefit; and



2.i4LIFE/SM/ Advantage EGMDB.



The i4LIFE/SM/ Advantage Account Value death benefit is equal to the Account Value as of the day on which LNY approves the payment of the claim.



The charge under this death benefit is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA. You may not change this death benefit once it is elected.



The i4LIFE/SM/ Advantage EGMDB is the greatest of:



1.the Account Value as of the day on which LNY approves the payment of the claim;



2.the sum of all purchase payments less the sum of all regular income payments and withdrawals (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the Account Value; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) from the time the EGMDB takes effect but prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals (including any applicable charges, and any premium taxes incurred) subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals (including any applicable charges, and any premium taxes incurred) are deducted in the same proportion that regular income payments and withdrawals (including any applicable charges and premium taxes incurred) reduce the Account Value.



Only the highest Account Value achieved on an anniversary following the election of i4LIFE/SM/ Advantage will be considered if you did not elect (or you discontinued) the EGMDB death benefit as the death benefit before i4LIFE/SM/ Advantage.



In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable.





Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE/SM/ Advantage EGMDB, the death benefit will be equal to the Account Value as of the date the death claim is approved by LNY for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the contractowner or joint owner is age 81 or older when added to the contract, then the death benefit for this new contractowner or joint owner will be equal to the Account Value as of the date the death claim is approved by LNY for payment.





The charge under this death benefit is equal to an annual rate of 2.05% of the net asset value of the Account Value in the VAA.



During the Access Period, contracts with the i4LIFE/SM/ Advantage EGMDB may elect to change to the i4LIFE/SM/ Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE/SM/ Advantage EGMDB.



For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.


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Availability. The introduction of i4LIFE/SM/ Advantage will depend on state approval.



Termination. You may not terminate i4LIFE/SM/ Advantage once you have elected it.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time i4LIFE/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, as permitted under your contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year . All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.


General Information
The Guarantee of Principal death benefit and the EGMDB are not available after the annuity commencement date.


The annuity commencement date must be on or before the annuitant's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the servicing office. You must give us at least 30 days notice before the date on which you want payouts to begin. Annuity payouts cannot commence within 12 months of the effective date of the contract. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.


Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due after LNY is in receipt of: (1) proof, satisfactory to LNY, of the death; (2) written authorization for payment; and
(3) all claim forms, fully completed.


Fixed side of the contract





Purchase payments, bonus credits, persistency credits and contract value allocated to the fixed side of the contract become part of LNY's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of any other jurisdictions in which the contracts may be distributed.



In reliance on certain exemptions, exclusions and rules, LNY has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. LNY has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.



We guarantee an interest rate of not less than 3% per year on amounts held in a fixed account.



ANY INTEREST IN EXCESS OF 3% WILL BE DECLARED IN ADVANCE AT LNY'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3% WILL BE DECLARED.



Your contract may not offer a fixed account or if permitted by your contract we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.






Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

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Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).

.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

.. Your right to choose particular investments for a contract must be limited.

.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by an individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.


Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in

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

the contract have been distributed, the amount not received will generally be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

.. Death prior to the annuity commencement date--

   . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

   . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

.. Death after the annuity commencement date--

   . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

   . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

.. you receive on or after you reach age 59 1/2,

.. you receive because you became disabled (as defined in the tax law),

.. a beneficiary receives on or after your death, or


.. you receive as a series of substantially equal periodic payments based on your life (or life expectancy).


Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.


Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of qualified contracts and terms of contracts

Currently, we issue contracts in connection with the following types of qualified plans:

.. Individual Retirement Accounts and Annuities ("Traditional IRAs")

.. Roth IRAs

.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")

.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

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.. 403(b) plans (public school system and tax-exempt organization annuity plans)

.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)

.. 403(a) plans (qualified annuity plans)

.. H.R. 10 or Keogh Plans (self-employed individual plans)

.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Economic Growth and Tax Relief Reconciliation Act of 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.


Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.


.. Under most qualified plans, such as traditional IRAs, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.


.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.


Required minimum distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.


Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under the new regulations, the presence of an enhanced death benefit may require you to take additional distributions. Under new proposed regulations, the presence of an enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

.. received on or after the annuitant reaches age 59 1/2,

.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),


.. received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or


.. received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our tax status


Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of funds of the series. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the series. Since the series engages in shared funding, other persons or entities besides LNY may vote series shares. See Sale of fund shares by the series.

Distribution of the contracts

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, CA 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by the

New York Insurance Department to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD. LNY will offer contracts in New York State only.


Return privilege


Within the 10 day free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the servicing office at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. We will return the contract value as of the date of receipt of cancellation, plus any premium taxes, plus mortality and risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract. In addition, if the contract value on the date of the cancellation is less than the sum of purchase payments minus withdrawals, we will return both the investment loss and fund management fees each in an amount that is proportionately attributable to the bonus credits. In other words, LNY bears the risk of market loss on the bonus credits. No contingent deferred sales charge will be assessed. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credit during the free-look period.


State regulation

As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the servicing office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation. Administration services necessary for the operation of the VAA and the contracts are currently provided by
Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligations of LNY under the contracts.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, LNY and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or by contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.


We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings




LNY is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, arising out of the proceedings described above will not have a material adverse effect on the financial position of LNY or the VAA.

Statement of Additional Information

Table of contents for


Variable Annuity Account H


American Legacy III Plus



Item                                       Page
-----------------------------------------------
General information and history of Lincoln
  Life & Annuity Company of New York
  {"LNY")                                   B-2
-----------------------------------------------
Special terms                               B-2
-----------------------------------------------
Services                                    B-2
-----------------------------------------------
Principal underwriter                       B-2
-----------------------------------------------
Purchase of securities being offered        B-2
-----------------------------------------------
Calculation of investment results           B-2
-----------------------------------------------
Annuity payouts                             B-9
-----------------------------------------------
Advertising and sales literature           B-10
-----------------------------------------------
Additional services                        B-11
-----------------------------------------------
Other information                          B-12
-----------------------------------------------
Financial statements                       B-12
-----------------------------------------------


For a free copy of the SAI please see page one of this booklet.

Appendix A--Condensed financial information



Accumulation unit values



The following information relating to accumulation unit values and number of accumulation units for the American Legacy III subaccounts for the following periods ended December 31, 2002 comes from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.



                                                             2002
                                                     ---------------------
                                                       with with Guarantee
                                                      EGMDB   of Principal
     ---------------------------------------------------------------------
     Global Discovery Subaccount*
     . Beginning of period unit value............... $1.000     1.000
     . End of period unit value..................... $1.002     1.002
     . End of period number of units (000's omitted)      0         0
     ---------------------------------------------------------------------
     Global Growth Subaccount*
     . Beginning of period unit value............... $1.000     1.000
     . End of period unit value..................... $1.015     1.015
     . End of period number of units (000's omitted)      0         0
     ---------------------------------------------------------------------
     Global Smallcap Subaccount
     . Beginning of period unit value............... $1.004     1.000
     . End of period unit value..................... $0.995     0.995
     . End of period number of units (000's omitted)     56         0
     ---------------------------------------------------------------------
     Growth Subaccount
     . Beginning of period unit value............... $1.018     1.000
     . End of period unit value..................... $0.979     0.979
     . End of period number of units (000's omitted)      1         0
     ---------------------------------------------------------------------
     International Subaccount
     . Beginning of period unit value............... $1.021     1.000
     . End of period unit value..................... $1.029     1.029
     . End of period number of units (000's omitted)     54         0
     ---------------------------------------------------------------------
     New World Subaccount*
     . Beginning of period unit value............... $1.000     1.000
     . End of period unit value..................... $1.038     1.038
     . End of period number of units (000's omitted)      0         0
     ---------------------------------------------------------------------
     Blue Chip Income and Growth Subaccount
     . Beginning of period unit value............... $1.046     1.000
     . End of period unit value..................... $1.029     1.030
     . End of period number of units (000's omitted)    108         0
     ---------------------------------------------------------------------
     Growth-Income Subaccount
     . Beginning of period unit value............... $1.048     1.000
     . End of period unit value..................... $1.022     1.022
     . End of period number of units (000's omitted)      2         0
     ---------------------------------------------------------------------
     Asset Allocation Subaccount
     . Beginning of period unit value............... $1.011     1.000
     . End of period unit value..................... $1.010     1.010
     . End of period number of units (000's omitted)    110         0
     ---------------------------------------------------------------------
     Bond Subaccount
     . Beginning of period unit value............... $1.045     1.000
     . End of period unit value..................... $1.060     1.060
     . End of period number of units (000's omitted)    109         0
     ---------------------------------------------------------------------
     High-Yield Bond Subaccount
     . Beginning of period unit value............... $1.090     1.000
     . End of period unit value..................... $1.103     1.104
     . End of period number of units (000's omitted)    102         0
     ---------------------------------------------------------------------
     U.S. Government/AAA-Rated Subaccount*
     . Beginning of period unit value............... $1.000     1.000
     . End of period unit value..................... $1.014     1.014
     . End of period number of units (000's omitted)      0
     ---------------------------------------------------------------------
     Cash Management Subaccount*
     . Beginning of period unit value............... $1.000     1.000
     . End of period unit value..................... $0.998     0.998
     . End of period number of units (000's omitted)      0         0
     ---------------------------------------------------------------------



*For these subaccounts there were no accumulation values or accumulation units to report for the period ended December 31, 2002.

The American Legacy III Plus

Lincoln Life & Annuity Variable Annuity Account H (Registrant)

Lincoln Life & Annuity Company of New York (Depositor)

Statement of Additional Information (SAI)


This Statement of Additional Information should be read in conjunction with the American Legacy III Plus Prospectus of Lincoln Life & Annuity Variable Annuity Account H dated May 1, 2003.

You may obtain a copy of the American Legacy III Plus Prospectus on request and without charge.
Please write Lincoln Life & Annuity Company of New York, P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.

Table of Contents


                Item                                       Page
                -----------------------------------------------
                General information and history of Lincoln
                  Life & Annuity Company
                  of New York ("LNY")                      B-2
                -----------------------------------------------
                Special terms                              B-2
                -----------------------------------------------
                Services                                   B-2
                -----------------------------------------------
                Principal underwriter                      B-2
                -----------------------------------------------
                Purchase of securities being offered       B-2
                -----------------------------------------------




                     Item                              Page
                     --------------------------------------
                     Calculation of investment results  B-2
                     --------------------------------------
                     Annuity payouts                    B-9
                     --------------------------------------
                     Advertising and sales literature  B-10
                     --------------------------------------
                     Additional services               B-11
                     --------------------------------------
                     Other information                 B-12
                     --------------------------------------
                     Financial statements              B-12
                     --------------------------------------

This SAI is not a Prospectus.


The date of this SAI is May 1, 2003.

General information and history of Lincoln Life & Annuity Company of New York ("LNY")


LNY is a New York-domiciled life insurance company founded on June 6, 1996. LNY is a subsidiary of Lincoln Life. Lincoln Life is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.


Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors

The financial statements of the VAA at December 31, 2002, and for each of the two years in the period ended December 31, 2002, and the financial statements of LNY at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.




Keeper of records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by LNY or by third parties responsible to LNY. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by LNY for this service. Administrative services necessary for the operation of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligations of LNY under the contracts.


Principal underwriter

LNY has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, California 90071, a licensed broker-dealer, to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule.


For 2000, 2001 and 2002, AFD received underwriting commissions of $17,569, $115,702 and $313,672, respectively. AFD retained these amounts: 2000 - $13,625; 2001 - $91,011; 2002 - $252,980.


Purchase of securities being offered

The contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with AFD and whose personnel are legally authorized to sell annuity products. See Charges and other deductions in the Prospectus.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the General Account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The paragraphs set forth below represent performance information for the VAA and the subaccounts calculated in several different ways.


The seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31.); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account (including deductions for the EGMDB), and excludes any realized gains and losses from the sale of securities.


Standard investment results:
Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                P(1+T)/n /= ERV

             Where:   P =   a hypothetical initial purchase payment
                            of $1,000
                      T =   average annual total return for the
                            period in question
                      N =   number of years
                    ERV =   ending redeemable value (as of the end
                            of the period in question) of a
                            hypothetical $1,000 purchase payment
                            made at the beginning of the 1-year,
                            5-year, or 10-year period in question
                            (or fractional period thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and (3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that a Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after a Fund became available in the VAA.




(A) Standard Performance Data:



    Period Ending December 31, 2002



                                                                 10 Years
                                                                 or Since
                                                 1-Year  5-Years Inception
                                                 With    With    With
                                                 EGMDB   EGMDB   EGMDB
      --------------------------------------------------------------------
      Global Discovery Subaccount
      (commenced activity 7/5/01)                (29.1)%   N/A     (24.2)%
      Global Growth Subaccount
      (commenced activity 2/22/00)               (22.2)    N/A     (22.8)
      Global Small Capitalization Subaccount
      (commenced activity 2/22/00)               (26.7)    N/A     (25.3)
      Growth Subaccount
      (commenced activity 2/22/00)               (31.9)    N/A     (19.7)
      International Subaccount
      (commenced activity 2/22/00)               (22.4)    N/A     (26.4)
      New World Subaccount
      (commenced activity 2/22/00)               (13.4)    N/A     (12.7)
      Blue Chip Income & Growth Subaccount
      (commenced activity 7/5/01)                (30.4)    N/A     (24.4)
      Growth-Income Subaccount
      (commenced activity 2/22/00)               (25.8)    N/A      (4.9)
      Asset Allocation Subaccount
      (commenced activity 2/22/00)               (19.9)    N/A      (4.3)
      Bond Subaccount
      (commenced activity 2/22/00)                (3.7)    N/A       2.4
      High-Income Bond Subaccount (commenced
      activity 2/22/00)                           (9.5)    N/A      (2.6)
      U.S. Gov't/AAA-Rated Securities Subaccount
      (commenced activity 2/22/00)                 1.4     N/A       6.2
      Cash Management Subaccount
      (commenced activity 2/22/00)                (6.7)    N/A       0.1


The performance figures shown reflect the cost of the EGMDB. If contractowners had chosen to eliminate the EGMDB, their returns would have been higher.

(B) Standard Performance Data (assuming the i4LIFE/SM/ Advantage is in effect):

    Period Ending December 31, 2002


                                                                 10 Years
                                                                 or Since
                                                 1-Year  5-Years Inception
                                                 With    With    With
                                                 i4LIFE  i4LIFE  i4LIFE
      --------------------------------------------------------------------
      Global Discovery Subaccount
      (commenced activity 7/5/01)                (31.8)%   N/A     (27.2)%
      Global Growth Subaccount
      (commenced activity 2/22/00)               (24.9)    N/A     (25.4)
      Global Small Capitalization Subaccount
      (commenced activity 2/22/00)               (29.2)    N/A     (28.1)
      Growth Subaccount
      (commenced activity 2/22/00)               (34.5)    N/A     (22.1)
      International Subaccount
      (commenced activity 2/22/00)               (25.1)    N/A     (29.2)
      New World Subaccount
      (commenced activity 2/22/00)               (16.1)    N/A     (14.8)
      Blue Chip Income & Growth Subaccount
      (commenced activity 7/5/01)                (33.1)    N/A     (27.4)
      Growth-Income Subaccount
      (commenced activity 2/22/00)               (28.5)    N/A      (6.8)
      Asset Allocation Subaccount
      (commenced activity 2/22/00)               (22.7)    N/A      (6.2)
      Bond Subaccount
      (commenced activity 2/22/00)                (6.6)    N/A       0.7
      High-Income Bond Subaccount
      (commenced activity 2/22/00)               (12.3)    N/A      (4.4)
      U.S. Gov't/AAA-Rated Securities Subaccount
      (commenced activity 2/22/00)                (1.6)    N/A       4.6
      Cash Management Subaccount
      (commenced activity 2/22/00)                (9.6)    N/A      (1.7)



The performance figures shown reflect the cost of the i4LIFE/SM/ Advantage with the EGMDB.

Non-standard investment results:


The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Non-Standard performance information is for the periods prior to the date that a Fund became available in the VAA. This performance will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees and any applicable administrative charges) and the management and other expenses of the fund and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders (ie:
EGMDB), the annual account fee, or surrender charges that were in effect during the time periods shown. This performance is referred to as non-standardized performance data and is hypothetical. Such results may be computed on a cumulative and/or annualized basis. We may provide illustrations of income payments and values during the annuity payout period, based on historical or hypothetical rates of return that are not guaranteed. We may also report non-standard performance assuming you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.







(A1) Non-Standard Performance Data (assuming the i4LIFE/SM/ Advantage is not in effect):


     Period Ending December 31, 2002

                                                                                   Since
                                            YTD     1-year  3-year  5-year 10-year Inception
                                            With    With    With    With   With    With
                                            EGMDB   EGMDB   EGMDB   EGMDB  EGMDB   EGMDB
--------------------------------------------------------------------------------------------
Global Discovery Subaccount
(commenced activity 7/5/01)                 (31.8)% (31.8)%   N/A     N/A    N/A     (27.2)%
Global Growth Subaccount
(commenced activity 4/30/97)                (24.9)  (24.9)  (21.9)%   2.2%   N/A       3.4
Global Small Capitalization Subaccount
(commenced activity 4/30/98)                (29.2)  (29.2)  (22.2)    N/A    N/A      (0.3)
Growth Subaccount
(as if commenced activity 2/8/84)           (34.5)  (34.5)  (19.3)    3.4    9.9%     11.6
International Subaccount
(commenced activity 5/1/90)                 (25.1)  (25.1)  (25.3)   (0.8)   6.2       4.8
New World Subaccount
(commenced activity 6/17/99)                (16.1)  (16.1)  (12.9)    N/A    N/A      (6.2)
Blue Chip Income & Growth Subaccount
(commenced activity 7/5/01)                 (33.2)  (33.2)    N/A     N/A    N/A     (27.4)
Growth-Income Subaccount
(as if commenced activity 2/8/84)           (28.5)  (28.5)   (8.4)    0.2    8.2      10.3
Asset Allocation Subaccount
(commenced activity 8/1/89)                 (22.7)  (22.7)   (7.8)   (1.2)   6.0       6.2
Bond Subaccount
(commenced activity 1/2/96)                  (6.6)   (6.6)    1.0     1.6    N/A       3.0
High-Income Bond Subaccount
(as if commenced activity 2/8/84)           (12.3)  (12.3)   (4.1)   (1.7)   4.0       7.6
U.S. Gov't/AAA--Rated Securities Subaccount
(as if commenced activity 12/2/85)           (1.5)   (1.5)    4.6     3.7    4.5       5.6
Cash Management Subaccount
(as if commenced activity 2/8/84)            (9.6)   (9.6)   (1.4)    0.7    2.0       3.1

The performance figures shown reflect the cost of the EGMDB. If contractowners had chosen to eliminate the EGMDB, their returns would have been higher.

(A2) Non-Standard Performance Data (not adjusted for surrender charges or the annual account fee and assuming the i4LIFE/SM/ Advantage is not in effect):


     Period Ending December 31, 2002

                                                                                   Since
                                            YTD     1-year  3-year  5-year 10-year Inception
                                            With    With    With    With   With    With
                                            EGMDB   EGMDB   EGMDB   EGMDB  EGMDB   EGMDB
--------------------------------------------------------------------------------------------
Global Discovery Subaccount
(commenced activity 7/5/01)                 (23.3)% (23.3)%   N/A     N/A    N/A     (20.7)%
Global Growth Subaccount
(commenced activity 4/30/97)                (16.4)  (16.4)  (17.8)%   3.2%   N/A       4.1
Global Small Capitalization Subaccount
(commenced activity 4/30/98)                (20.7)  (20.7)  (18.0)    N/A    N/A       1.0
Growth Subaccount
(as if commenced activity 2/8/84)           (26.0)  (26.0)  (15.4)    4.4    9.9%     11.6
International Subaccount
(commenced activity 5/1/90)                 (16.6)  (16.6)  (20.8)    0.4    6.2       4.8
New World Subaccount
(commenced activity 6/17/99)                 (7.6)   (7.6)   (9.5)    N/A    N/A      (3.9)
Blue Chip Income & Growth Subaccount
(commenced activity 7/5/01)                 (24.7)  (24.7)    N/A     N/A    N/A     (20.9)
Growth-Income Subaccount
(as if commenced activity 2/8/84)           (20.0)  (20.0)   (5.3)    1.4    8.2      10.3
Asset Allocation Subaccount
(commenced activity 8/1/89)                 (14.2)  (14.2)   (4.8)    0.0    6.0       6.2
Bond Subaccount
(commenced activity 1/2/96)                   1.9     1.9     3.6     2.7    N/A       3.5
High-Income Bond Subaccount
(as if commenced activity 2/8/84)            (3.8)   (3.8)   (1.3)   (0.5)   4.0       7.6
U.S. Gov't/AAA--Rated Securities Subaccount
(as if commenced activity 12/2/85)            7.0     7.0     7.0     4.7    4.5       5.6
Cash Management Subaccount
(as if commenced activity 2/8/84)            (1.1)   (1.1)    1.3     1.8    2.0       3.1

The performance figures shown reflect the cost of the EGMDB. If contractowners had chosen to eliminate the EGMDB, their returns would have been higher.

(B1) Non-Standard Performance Data (assuming the i4LIFE/SM/ Advantage is in effect):


     Period Ending December 31, 2002

                                                                                   Since
                                            YTD     1-year  3-year  5-year 10-year Inception
                                            With    With    With    With   With    With
                                            i4LIFE  i4LIFE  i4LIFE  i4LIFE i4LIFE  i4LIFE
--------------------------------------------------------------------------------------------
Global Discovery Subaccount
(commenced activity 7/5/01)                 (31.8)% (31.8)%   N/A     N/A    N/A     (27.1)%
Global Growth Subaccount
(commenced activity 4/30/97)                (24.9)  (24.9)  (21.8)%   2.1%   N/A       3.3
Global Small Capitalization Subaccount
(commenced activity 4/30/98)                (29.2)  (29.2)  (22.0)    N/A    N/A      (0.3)
Growth Subaccount
(as if commenced activity 2/8/84)           (34.5)  (34.5)  (19.2)    3.4    9.8%     11.3
International Subaccount
(commenced activity 5/1/90)                 (25.1)  (25.1)  (25.1)   (0.8)   6.0       4.7
New World Subaccount
(commenced activity 6/17/99)                (16.1)  (16.1)  (12.9)    N/A    N/A      (6.2)
Blue Chip Income & Growth Subaccount
(commenced activity 7/5/01)                 (33.1)  (33.1)    N/A     N/A    N/A     (27.4)
Growth-Income Subaccount
(as if commenced activity 2/8/84)           (28.5)  (28.5)   (8.3)    0.2    8.1      10.0
Asset Allocation Subaccount
(commenced activity 8/1/89)                 (22.7)  (22.7)   (7.8)   (1.2)   5.9       6.1
Bond Subaccount
(commenced activity 1/2/96)                  (6.6)   (6.6)    1.0     1.5    N/A       3.0
High-Income Bond Subaccount
(as if commenced activity 2/8/84)           (12.3)  (12.3)   (4.1)   (1.7)   3.9       7.3
U.S. Gov't/AAA--Rated Securities Subaccount
(as if commenced activity 12/2/85)           (1.6)   (1.6)    4.6     3.7    4.4       5.4
Cash Management Subaccount
(as if commenced activity 2/8/84)             N/A    (9.6)   (1.4)    0.7    1.9       3.0


The performance figures shown reflect the cost of the i4LIFE/SM/ Advantage with the EGMDB.

(B2) Non-Standard Performance Data (not adjusted for surrender charges or the annual account fee and assuming the i4LIFE/SM/ Advantage is in effect):


     Period Ending December 31, 2002

                                                                                   Since
                                            YTD     1-year  3-year  5-year 10-year Inception
                                            With    With    With    With   With    With
                                            i4LIFE  i4LIFE  i4LIFE  i4LIFE i4LIFE  i4LIFE
--------------------------------------------------------------------------------------------
Global Discovery Subaccount
(commenced activity 7/5/01)                 (23.3)% (23.3)%   N/A     N/A    N/A     (20.6)%
Global Growth Subaccount
(commenced activity 4/30/97)                (16.4)  (16.4)  (17.6)%   3.2%   N/A       4.0
Global Small Capitalization Subaccount
(commenced activity 4/30/98)                (20.7)  (20.7)  (17.9)    N/A    N/A       1.0
Growth Subaccount
(as if commenced activity 2/8/84)           (26.0)  (26.0)  (15.3)    4.4    9.8%     11.3
International Subaccount
(commenced activity 5/1/90)                 (16.6)  (16.6)  (20.6)    0.4    6.0       4.7
New World Subaccount
(commenced activity 6/17/99)                 (7.6)   (7.6)   (9.5)    N/A    N/A      (3.9)
Blue Chip Income & Growth Subaccount
(commenced activity 7/5/01)                 (24.6)  (24.6)    N/A     N/A    N/A     (20.8)
Growth-Income Subaccount
(as if commenced activity 2/8/84)           (20.0)  (20.0)   (5.3)    1.4    8.1      10.0
Asset Allocation Subaccount
(commenced activity 8/1/89)                 (14.2)  (14.2)   (4.7)    0.0    5.9       6.1
Bond Subaccount
(commenced activity 1/2/96)                   1.9     1.9     3.6     2.6    N/A       3.4
High-Income Bond Subaccount
(as if commenced activity 2/8/84)            (3.8)   (3.8)   (1.3)   (0.5)   3.9       7.3
U.S. Gov't/AAA--Rated Securities Subaccount
(as if commenced activity 12/2/85)            6.9     6.9     7.0     4.7    4.4       5.4
Cash Management Subaccount
(as if commenced activity 2/8/84)            (1.1)   (1.1)    1.3     1.8    1.9       3.0


The performance figures shown reflect the cost of the i4LIFE/SM/ Advantage with the EGMDB.

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date; less any applicable premium taxes (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, LNY makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes and surrender charges) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

LNY will use sex distinct annuity tables in the contracts, except for those contracts associated with employer sponsored plans and where prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

(a)The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

(b)A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

Proof of age, sex and survival
LNY may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.


i4LIFE/SM/ Advantage for Non-qualified contracts


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor for the i4LIFE/SM/ Advantage; and (3) the investment results of the variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



i4LIFE/SM/ Advantage annuity factors are based on an assumed investment return of either 3%, 4% or 5% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.

At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.



Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.



i4LIFE/SM/ Advantage options for IRA contracts


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the i4LIFE/SM/ Advantage; and (3) the investment results of the fixed and/or variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



i4LIFE/SM/ Advantage annuity factors are based on, an assumed investment return of either 3%, 4% or 5% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.



At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for subsequent regular income payments. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the Account Value is invested in fixed or variable subaccounts. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.



LNY may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.


Advertising and sales
literature

As set forth in the Prospectus, LNY may refer to the following organizations (and others) in its marketing materials:




A.M. Best evaluates the overall performance of insurance companies to gauge their relative financial strength and ability to meet contractual obligations. A.M. Best performs a quantitative and qualitative review of each company. It also provides rankings to which LNY intends to refer.



Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded blue-chip stocks, primarily industrials. Prepared and published by Dow Jones & Company, "the Dow" is the oldest and most widely quoted of all market indicators. The average is quoted in points, not dollars.



EAFE Index measures the performance of equities in Europe, Australia and the Far East. It reflects the movements of world stock markets via the evolution of an unmanaged portfolio. Prepared by Morgan Stanley Capital International, the index represents over 1,000 companies in 20 nations.



FITCH rates over 800 insurance companies in nearly 30 countries. Its Insurance Group maintains significant analytical centers in Chicago, London and New York, and coordinates local analytical resources in other locations worldwide on behalf of Fitch's global office network.

Lipper Variable Insurance Products Performance Analysis Service publishes statistical data on investment companies in the U.S. and overseas. Lipper, recognized as the leading data source on open-end and closed-end funds, tracks the performance of over 5,000 investment firms. Reports include performance and portfolio analysis, as well as fee and expense analysis.

Moody's rating is an evaluation of an insurance company's financial strength and ability to meet its financial obligations. The purpose of Moody's ratings is to provide investors with a simple system to grade the relative quality of insurance companies.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

NASDAQ-OTC Price Index is based on the NASDAQ and represents 3,500 domestic over-the-counter stocks. It is market value-weighted and heavily populated by high-tech firms.

Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2002, the average firm's stock value in the index was $4 billion; the median was $700 million. The range of stock value was from $309 billion to $128 million.

Standard & Poor's claims-paying ability rating measures an insurance company's financial capacity to meet its obligations to policyholders. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Standard & Poor's 500 Index is a broad-based measurement of U.S. stock-market performance. The index, popularly known as the S&P 500, is based on the weighted average performance of the common stocks of 500 leading companies in diverse industries. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index are services of Standard & Poor's Corporation, a financial advisory, securities rating and publishing firm.

VARDS (Variable Annuity Research and Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. It also provides a readily understandable analysis of the comparative characteristics and market performance of funds in variable contracts.


In advertisements and other sales literature for the VAA and the funds, LNY intends to illustrate the advantages of contracts in several ways:



Compound interest illustrations will emphasize several advantages of the variable annuity contract. For example--but not by way of illustration--the literature may emphasize potential tax savings through tax deferral, the potential advantage of the variable annuity account over the fixed account, and the compounding effect of regular deposits to a contract.



Internet is an electronic communications network that may be used to provide information regarding LNY performance of the subaccounts and advertisement literature.




Additional services


Dollar Cost Averaging. (DCA)--You may systematically transfer on a monthly basis, amounts from the fixed account or certain variable subaccounts, into the variable subaccounts or the fixed side of the contract. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar-cost averaged is $1,500. DCA transfers can take place over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. If you have cancelled the DCA program prior to the end of the selected DCA period, any remaining contract value in the DCA holding account within the fixed account, will automatically be transferred to the variable subaccounts selected by you. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


Automatic Withdrawal Service. (AWS)--AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our servicing office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our servicing office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross-reinvestment service--Under this option, account value in a designated variable subaccount or the fixed side of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) or the fixed side of the contract at specific intervals. You may elect to participate in cross-reinvestment at the time of application or at any time before the annuity commencement date by sending a written request to our servicing office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross-reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Portfolio rebalancing--Portfolio Rebalancing is an option which, if elected by the contractowner, restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount (e.g., 20% Money Market, 50% Growth, 30% International). This predetermined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a request to our servicing office.

If the portfolio rebalancing is elected, all purchase payments and corresponding bonus credits allocated to the variable accounts subaccounts must be subject to portfolio rebalancing.

Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing option will terminate the portfolio rebalancing option. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable account subaccount may also cause termination of the portfolio rebalancing option. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing option or re-enroll at any time by writing our servicing office. If telephone authorization has been elected, the contractowner may make these elections by phone.

The portfolio rebalancing program is not available following the annuity commencement date.

Lincoln Financial Group

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $93 billion at December 31, 2002 and had annual consolidated revenues of $4.6 billion in 2002. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment management and financial planning and advisory services.



LNY's customers. Sales literature for the VAA and the series' funds may refer to the number of employers and the number of individual annuity clients which LNY serves. As of the date of this SAI, LNY was serving over 215 employer contracts and more than 38,000 individuals.



LNY's assets, size. LNY may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2002 LNY had total assets of approximately $3 billion.


Other Information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.

Financial Statements


Financial statements of the VAA and of LNY appear on the following pages.

Lincoln Life & Annuity Variable Annuity Account H

Statement of assets and liabilities

December 31, 2002

                                                                                                      Mortality &
                                                                                                      Expense
                                                                          Contract                    Charges
                                                                          Purchases Due               Payable To
                                                                          From Lincoln                Lincoln
                                                                          Life & Annuity              Life & Annuity
                                                                          Company of                  Company of
                                                              Investments New York       Total Assets New York       Net Assets
--------------------------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Class II Subaccount                     $ 6,552,719    $ 14,696    $ 6,567,415       $254      $ 6,567,161
AFIS Blue Chip Income and Growth Class II Subaccount            3,943,389      19,850      3,963,239        152        3,963,087
AFIS Bond Class II Subaccount                                   4,358,825      25,738      4,384,563        163        4,384,400
AFIS Cash Management Class II Subaccount                        1,295,303     149,836      1,445,139         50        1,445,089
AFIS Global Discovery Class II Subaccount                         203,381          --        203,381          8          203,373
AFIS Global Growth Class II Subaccount                          2,581,305          --      2,581,305        102        2,581,203
AFIS Global Small Capitalization Class II Subaccount              914,425          --        914,425         35          914,390
AFIS Growth Class II Subaccount                                 6,885,784          --      6,885,784        266        6,885,518
AFIS Growth-Income Class II Subaccount                         12,505,432      14,709     12,520,141        483       12,519,658
AFIS High-Income Bond Class II Subaccount                       1,570,639          --      1,570,639         62        1,570,577
AFIS International Class II Subaccount                          2,930,725          --      2,930,725        120        2,930,605
AFIS New World Class II Subaccount                                997,267          --        997,267         43          997,224
AFIS U.S. Government/AAA-Rated Securities Class II Subaccount   3,000,159      24,982      3,025,141        117        3,025,024

See accompanying notes.

Lincoln Life & Annuity Variable Annuity Account H

Statement of operations

Year Ended December 31, 2002

                                                                                AFIS
                                                                     AFIS       Blue Chip
                                                                     Asset      Income     AFIS
                                                                     Allocation and Growth Bond
                                                                     Class II   Class II   Class II
                                                                     Subaccount Subaccount Subaccount
-----------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
 . Dividends from investment income                                  $ 158,250  $  45,816   $110,649
 . Mortality and expense guarantees                                    (60,097)   (35,208)   (36,387)
                                                                     ---------  ---------   --------
NET INVESTMENT INCOME (LOSS)                                            98,153     10,608     74,262
Net Realized Gain (Loss) on Investments:
 . Net realized gain (loss) on investments                             (17,067)   (10,682)    (1,498)
 . Dividends from net realized gains on investments                         --         --         --
                                                                     ---------  ---------   --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                                (17,067)   (10,682)    (1,498)
Net change in unrealized appreciation or depreciation on investments  (750,410)  (709,185)    49,540
                                                                     ---------  ---------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(669,324) $(709,259)  $122,304
                                                                     =========  =========   ========






See accompanying notes.


                                                                                                                  AFIS
                                    AFIS                                                                          U.S.
AFIS        AFIS                    Global                                   AFIS                                 Government/
Cash        Global     AFIS Global  Small          AFIS         AFIS Growth- High-Income AFIS          AFIS       AAA-Rated
Management  Discovery  Growth Class Capitalization Growth       Income       Bond        International New World  Securities
Class II    Class II   II           Class II       Class II     Class II     Class II    Class II      Class II   Class II
Subaccount  Subaccount Subaccount   Subaccount     Subaccount   Subaccount   Subaccount  Subaccount    Subaccount Subaccount
-----------------------------------------------------------------------------------------------------------------------------

$ 25,532.    $    977   $  15,432     $   5,309    $     2,243  $   126,172   $111,488     $  35,086    $  5,008   $249,674
 (19,303)      (1,949)    (27,764)      (13,063)       (83,375)    (127,248)   (14,288)      (24,423)    (10,511)   (42,595)
 --------    --------   ---------     ---------    -----------  -----------   --------     ---------    --------   --------
   6,229.        (972)    (12,332)       (7,754)       (81,132)      (1,076)    97,200        10,663      (5,503)   207,079

 (17,009)        (886)   (277,588)       75,524       (922,155)     (68,584)    (5,695)     (346,829)    229,369    (33,717)
      71           --          --            --             --           --         --            --          --         --
 --------    --------   ---------     ---------    -----------  -----------   --------     ---------    --------   --------
 (16,938)        (886)   (277,588)       75,524       (922,155)     (68,584)    (5,695)     (346,829)    229,369    (33,717)
     (66)     (29,702)    122,924      (191,788)      (718,123)  (1,910,261)   (97,106)      178,190     (21,109)    36,829
 --------    --------   ---------     ---------    -----------  -----------   --------     ---------    --------   --------
$(10,775)    $(31,560)  $(166,996)    $(124,018)   $(1,721,410) $(1,979,921)  $ (5,601)    $(157,976)   $202,757   $210,191
 ========    ========   =========     =========    ===========  ===========   ========     =========    ========   ========

Lincoln Life & Annuity Variable Annuity Account H

Statement of changes in net assets

Years Ended December 31, 2001 and 2002


                                                                                      AFIS Blue
                                                                          AFIS Asset  Chip Income
                                                                          Allocation  and Growth  AFIS Bond
                                                                          Class II    Class II    Class II
                                                                          Subaccount  Subaccount  Subaccount
-------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                             $  193,620  $       --  $   52,556
Changes From Operations:
  . Net investment income (loss)                                              14,921       1,617       9,420
  . Net realized gain (loss) on investments                                   41,923     (13,889)        (46)
  . Net change in unrealized appreciation or depreciation on investments     (42,664)     31,078       4,151
                                                                          ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               14,180      18,806      13,525
Change From Unit Transactions:
  Accumulation Units:
   . Contract purchases                                                    1,852,739   1,142,783     869,312
   . Terminated contracts and transfers to annuity reserves                  (32,211)   (127,455)    (13,200)
                                                                          ----------  ----------  ----------
                                                                           1,820,528   1,015,328     856,112
  Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                 (2,129)       (987)     (2,173)
   . Annuity payments                                                             --       1,000          --
   . Receipt (reimbursement) of mortality guarantee adjustment                    --          --          --
                                                                          ----------  ----------  ----------
                                                                              (2,129)         13      (2,173)
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                1,818,399   1,015,341     853,939
                                                                          ----------  ----------  ----------
TOTAL INCREASE IN NET ASSETS                                               1,832,579   1,034,147     867,464
                                                                          ----------  ----------  ----------
NET ASSETS AT DECEMBER 31, 2001                                            2,026,199   1,034,147     920,020
Changes From Operations:
  . Net investment income (loss)                                              98,153      10,608      74,262
  . Net realized gain (loss) on investments                                  (17,067)    (10,682)     (1,498)
  . Net change in unrealized appreciation or depreciation on investments    (750,410)   (709,185)     49,540
                                                                          ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (669,324)   (709,259)    122,304
Change From Unit Transactions:
  Accumulation Units:
   . Contract purchases                                                    5,518,678   3,866,325   3,758,618
   . Terminated contracts and transfers to annuity reserves                 (308,392)   (228,126)   (416,542)
                                                                          ----------  ----------  ----------
                                                                           5,210,286   3,638,199   3,342,076
  Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                     --          --          --
   . Annuity payments                                                             --          --          --
   . Receipt (reimbursement) of mortality guarantee adjustment                    --          --          --
                                                                          ----------  ----------  ----------
                                                                                  --          --          --
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                5,210,286   3,638,199   3,342,076
                                                                          ----------  ----------  ----------
TOTAL INCREASE IN NET ASSETS                                               4,540,962   2,928,940   3,464,380
                                                                          ----------  ----------  ----------
NET ASSETS AT DECEMBER 31, 2002                                           $6,567,161  $3,963,087  $4,384,400
                                                                          ==========  ==========  ==========

See accompanying notes.


AFIS          AFIS                       AFIS Global
Cash          Global                     Small                                        AFIS High-    AFIS
Management    Discovery  AFIS Global     Capitalization AFIS Growth   AFIS Growth-    Income        International AFIS New
Class II      Class II   Growth Class II Class II       Class II      Income Class II Bond Class II Class II      World Class II
Subaccount    Subaccount Subaccount      Subaccount     Subaccount    Subaccount      Subaccount    Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------------------
$      77,719  $     --   $    152,548    $     24,226  $    732,831    $   404,631    $   19,547   $    111,949   $     11,046
        5,543         2         (3,794)         (1,847)      (19,355)         6,530         9,678         (2,384)        (1,959)
      (2,495)       (56)        12,705          (2,901)      461,970        168,152          (299)        84,508         11,612
          210     2,670        (77,712)         27,749      (714,080)      (101,051)       (3,237)      (143,327)        30,567
-------------  --------   ------------    ------------  ------------    -----------    ----------   ------------   ------------
        3,258     2,616        (68,801)         23,001      (271,465)        73,631         6,142        (61,203)        40,220
    1,424,624    49,216      1,451,004       2,191,045     4,026,134      4,826,334       352,434        890,050      4,669,596
  (1,220,364)      (254)      (480,029)     (1,364,931)     (561,952)      (275,859)       (3,820)       (63,617)    (4,272,268)
-------------  --------   ------------    ------------  ------------    -----------    ----------   ------------   ------------
      204,260    48,962        970,975         826,114     3,464,182      4,550,475       348,614        826,433        397,328
      (2,074)      (940)        (1,354)         (1,381)       (1,477)        (2,138)       (1,998)        (1,298)        (1,668)
           --     1,000             --              --            --             --            --             --             --
           --        --             --              --            --             --            --             --             --
-------------  --------   ------------    ------------  ------------    -----------    ----------   ------------   ------------
      (2,074)        60         (1,354)         (1,381)       (1,477)        (2,138)       (1,998)        (1,298)        (1,668)
      202,186    49,022        969,621         824,733     3,462,705      4,548,337       346,616        825,135        395,660
-------------  --------   ------------    ------------  ------------    -----------    ----------   ------------   ------------
      205,444    51,638        900,820         847,734     3,191,240      4,621,968       352,758        763,932        435,880
-------------  --------   ------------    ------------  ------------    -----------    ----------   ------------   ------------
      283,163    51,638      1,053,368         871,960     3,924,071      5,026,599       372,305        875,881        446,926
        6,229      (972)       (12,332)         (7,754)      (81,132)        (1,076)       97,200         10,663         (5,503)
     (16,938)      (886)      (277,588)         75,524      (922,155)       (68,584)       (5,695)      (346,829)       229,369
         (66)   (29,702)       122,924        (191,788)     (718,123)    (1,910,261)      (97,106)       178,190        (21,109)
-------------  --------   ------------    ------------  ------------    -----------    ----------   ------------   ------------
     (10,775)   (31,560)      (166,996)       (124,018)   (1,721,410)    (1,979,921)       (5,601)      (157,976)       202,757
   29,641,566   190,800     19,327,846      22,145,888    14,693,426     10,283,295     1,241,634     16,952,761     36,685,833
 (28,468,865)    (7,505)   (17,633,015)    (21,979,440)  (10,010,569)      (810,315)      (37,761)   (14,740,061)   (36,338,292)
-------------  --------   ------------    ------------  ------------    -----------    ----------   ------------   ------------
    1,172,701   183,295      1,694,831         166,448     4,682,857      9,472,980     1,203,873      2,212,700        347,541
           --        --             --              --            --             --            --             --             --
           --        --             --              --            --             --            --             --             --
           --        --             --              --            --             --            --             --             --
-------------  --------   ------------    ------------  ------------    -----------    ----------   ------------   ------------
           --        --             --              --            --             --            --             --             --
    1,172,701   183,295      1,694,831         166,448     4,682,857      9,472,980     1,203,873      2,212,700        347,541
-------------  --------   ------------    ------------  ------------    -----------    ----------   ------------   ------------
    1,161,926   151,735      1,527,835          42,430     2,961,447      7,493,059     1,198,272      2,054,724        550,298
-------------  --------   ------------    ------------  ------------    -----------    ----------   ------------   ------------
$   1,445,089  $203,373   $  2,581,203    $    914,390  $  6,885,518    $12,519,658    $1,570,577   $  2,930,605   $    997,224
=============  ========   ============    ============  ============    ===========    ==========   ============   ============

              AFIS U.S.
AFIS          Government/
Cash          AAA-Rated
Management    Securities
Class II      Class II
Subaccount    Subaccount
---------------------------
$      77,719 $     21,613
        5,543       16,247
      (2,495)      (11,127)
          210        1,346
------------- ------------
        3,258        6,466
    1,424,624    8,963,538
  (1,220,364)   (6,909,838)
------------- ------------
      204,260    2,053,700
      (2,074)       (2,223)
           --           --
           --           --
------------- ------------
      (2,074)       (2,223)
      202,186    2,051,477
------------- ------------
      205,444    2,057,943
------------- ------------
      283,163    2,079,556
        6,229      207,079
     (16,938)      (33,717)
         (66)       36,829
------------- ------------
     (10,775)      210,191
   29,641,566   78,585,325
 (28,468,865)  (77,850,048)
------------- ------------
    1,172,701      735,277
           --           --
           --           --
           --           --
------------- ------------
           --           --
    1,172,701      735,277
------------- ------------
    1,161,926      945,468
------------- ------------
$   1,445,089 $  3,025,024
============= ============

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements

1. Accounting Policies and Variable Account Information
The Variable Account: Lincoln Life & Annuity Variable Annuity Account H (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of five products, each offering a guaranteed minimum death benefit (GMDB) rider option. The available contracts are as follows:

..  Legacy III
..  Legacy III C-Share
..  Legacy III L-Share
..  Legacy III Plus
..  Shareholder's Advantage

Legacy III and Legacy III C-Share contracts became available to clients of the Company on June 1, 2000. Legacy III L-Share contracts became available to clients of the Company on September 19, 2001. Legacy III Plus and Shareholder's Advantage contracts became available to clients of the Company on October 14, 2002.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The Variable Account invests in the American Funds Insurance Series (AFIS) which consists of the following thirteen mutual funds (Funds):

AFIS Asset Allocation Class II Fund
AFIS Blue Chip Income and Growth Class II Fund
AFIS Bond Class II Fund
AFIS Cash Management Class II Fund
AFIS Global Discovery Class II Fund
AFIS Global Growth Class II Fund
AFIS Global Small Capitalization Class II Fund
AFIS Growth Class II Fund
AFIS Growth-Income Class II Fund
AFIS High-Income Bond Class II Fund
AFIS International Class II Fund
AFIS New World Class II Fund
AFIS U.S. Government/AAA-Rated Securities Class II Fund

AFIS is registered as an open-ended management investment company. Investment in the Funds are stated at the closing net asset value per share on December 31, 2002, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Investment transactions are accounted for on a trade date-basis. The cost of investments sold is determined by the average-cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.

2. Mortality and Expense Guarantees and Other Transactions With Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows for the three contract types and the corresponding rider options within the Variable Account:

.. Legacy III at a daily rate of .0034247% (1.25% on an annual basis) .. Legacy III at a daily rate of .0038356% (1.40% on an annual basis) .. Legacy III at a daily rate of .0045205% (1.65% on an annual basis)

.. Legacy III C-Share at a daily rate of .0038356% (1.40% on an annual basis) .. Legacy III C-Share at a daily rate of .0042466% (1.55% on an annual basis) .. Legacy III C-Share at a daily rate of .0045205% (1.65% on an annual basis) .. Legacy III C-Share at a daily rate of .0052055% (1.90% on an annual basis)

.. Legacy III L-Share at a daily rate of .0043836% (1.60% on an annual basis) .. Legacy III L-Share at a daily rate of .0046575% (1.70% on an annual basis)

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements
(continued)

..  Legacy III L-Share at a daily rate of .0053425% (1.95% on an annual basis)

.. Legacy III Plus at a daily rate of .0041096% (1.50% on an annual basis) .. Legacy III Plus at a daily rate of .0043836% (1.60% on an annual basis)

.. Shareholder Advantage at a daily rate of .0016438% (.60% on an annual basis) .. Shareholder Advantage at a daily rate of .0019726% (.72% on an annual basis)

In 2002, the Company retained $53,172 from the proceeds of the sales of annuity contracts for contract charges or surrender charges for the Legacy III, Legacy III C-Share and Legacy L-Share products.

For the Shareholder's Advantage product a front-end load, or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. The sales charge percentage decreases as the value accumulated under certain of the owner's investment increase. For the period ending December 31, 2002, sales charges were $7,000.

The Company is responsible for all sales and general and administrative expenses applicable to the Variable Account.

Lincoln Life & Annuity Variable Annuity Account H

3. Condensed Financial Information
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                               Unit Value Unit Value                                  Investment
                                               Beginning  End        Units                  Total     Income
                                               of Period  of Period  Outstanding Net Assets Return(3) Ratio(4)
----------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Class II Fund                                                                      3.71%
  Legacy III (1.25% Fee Rate)                    $1.08      $0.93       617,786  $  576,850  (13.47)%
  Legacy III (1.40% Fee Rate)                     1.08       0.93     5,499,008   5,116,249  (13.60)%
  Legacy III C-Share (1.55% Fee Rate)             1.04       0.90       227,460     204,278  (13.73)%
  Legacy III C-Share (1.65% Fee Rate)             1.04       0.90       624,002     559,122  (13.81)%
  Legacy III Plus (1.60% Fee Rate)(2)             1.01       1.01       109,584     110,662   (0.11)%
AFIS Blue Chip Income and Growth Class II Fund                                                           1.84%
  Legacy III (1.25% Fee Rate)                     0.94       0.71       431,682     308,450  (24.03)%
  Legacy III (1.40% Fee Rate)                     0.94       0.71     4,470,579   3,186,645  (24.14)%
  Legacy III C-Share (1.55% Fee Rate)             0.94       0.71        20,422      14,522  (24.27)%
  Legacy III C-Share (1.65% Fee Rate)             0.94       0.71       482,283     342,519  (24.33)%
  Legacy III Plus (1.60% Fee Rate)(1)             1.05       1.03       107,781     110,951   (1.62)%
AFIS Bond Class II Fund                                                                                  4.32%
  Legacy III (1.25% Fee Rate)                     1.10       1.13       431,629     485,854    2.75%
  Legacy III (1.40% Fee Rate)                     1.09       1.12     2,579,239   2,888,956    2.60%
  Legacy III C-Share (1.55% Fee Rate)             1.08       1.11        84,373      93,627    2.45%
  Legacy III C-Share (1.65% Fee Rate)             1.08       1.11       454,010     502,680    2.34%
  Legacy III Plus (1.60% Fee Rate)(1)             1.05       1.06       108,808     115,292    1.38%
  Shareholder's Advantage (.60% Fee Rate)(2)      1.05       1.06       280,705     297,991    1.35%
AFIS Cash Management Class II Fund                                                                       2.01%
  Legacy III (1.25% Fee Rate)                     1.06       1.06       299,180     316,356   (0.29)%
  Legacy III (1.40% Fee Rate)                     1.06       1.05       903,473     951,884   (0.40)%
  Legacy III C-Share (1.55% Fee Rate)             1.04       1.03        24,273      25,035   (0.55)%
  Legacy III C-Share (1.65% Fee Rate)             1.04       1.03       139,351     143,471   (0.65)%
  Legacy III L-Share (1.60% Fee Rate)             1.00       1.00         8,383       8,343   (0.58)%
AFIS Global Discovery Class II Fund                                                                      0.73%
  Legacy III (1.40% Fee Rate)                     0.93       0.72       253,722     181,438  (22.77)%
  Legacy III C-Share (1.65% Fee Rate)             0.93       0.71        30,779      21,935  (22.96)%
AFIS Global Growth Class II Fund                                                                         0.80%
  Legacy III (1.25% Fee Rate)                     0.62       0.52       187,096      98,174  (15.70)%
  Legacy III (1.40% Fee Rate)                     0.62       0.52     3,627,723   1,895,112  (15.83)%
  Legacy III C-Share (1.55% Fee Rate)             0.67       0.56        68,362      38,530  (15.95)%
  Legacy III C-Share (1.65% Fee Rate)             0.67       0.56       977,093     549,387  (16.04)%
AFIS Global Small Capitalization Class II Fund                                                           0.59%
  Legacy III (1.25% Fee Rate)                     0.60       0.48       121,314      58,409  (20.06)%
  Legacy III (1.40% Fee Rate)                     0.60       0.48     1,491,715     715,484  (20.18)%
  Legacy III C-Share (1.55% Fee Rate)             0.71       0.56        15,687       8,843  (20.29)%
  Legacy III C-Share (1.65% Fee Rate)             0.71       0.56       135,855      76,388  (20.38)%
  Legacy III Plus (1.60% Fee Rate)(2)             1.00       1.00        55,541      55,266   (0.94)%
AFIS Growth Class II Fund                                                                                0.04%
  Legacy III (1.25% Fee Rate)                     0.78       0.58       606,086     353,757  (25.39)%
  Legacy III (1.40% Fee Rate)                     0.78       0.58     9,914,719   5,763,761  (25.51)%
  Legacy III C-Share (1.55% Fee Rate)             0.72       0.54        93,086      50,095  (25.62)%
  Legacy III C-Share (1.65% Fee Rate)             0.72       0.54     1,336,205     717,300  (25.69)%
  Legacy III Plus (1.60% Fee Rate)(1)             1.02       0.98           618         605   (3.87)%
AFIS Growth-Income Class II Fund                                                                         1.40%
  Legacy III (1.25% Fee Rate)                     1.14       0.92     1,190,260   1,092,279  (19.36)%
  Legacy III (1.40% Fee Rate)                     1.14       0.91    10,560,509   9,652,929  (19.48)%
  Legacy III C-Share (1.55% Fee Rate)             1.05       0.85       351,207     297,695  (19.60)%
  Legacy III C-Share (1.65% Fee Rate)             1.05       0.85     1,688,535   1,427,782  (19.68)%
  Legacy III Plus (1.60% Fee Rate)(1)             1.05       1.02         1,805       1,845   (2.52)%
  Shareholder's Advantage (.60% Fee Rate)(2)      1.03       1.01        46,507      47,128   (1.86)%

Lincoln Life & Annuity Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                        Unit Value Unit Value                                  Investment
                                                        Beginning  End        Units                  Total     Income
                                                        of Period  of Period  Outstanding Net Assets Return(3) Ratio(4)
-------------------------------------------------------------------------------------------------------------------------
AFIS High-Income Bond Class II Fund                                                                              11.21%
  Legacy III (1.25% Fee Rate)                             $1.01      $0.98       147,788  $  145,069   (3.05)%
  Legacy III (1.40% Fee Rate)                              1.01       0.98     1,050,678   1,025,797   (3.19)%
  Legacy III C-Share (1.55% Fee Rate)                      1.01       0.97        37,579      36,609   (3.34)%
  Legacy III C-Share (1.65% Fee Rate)                      1.01       0.97       257,326     250,058   (3.44)%
  Legacy III Plus (1.60% Fee Rate)(2)                      1.09       1.10       102,451     113,044    1.19%
AFIS International Class II Fund                                                                                  2.06%
  Legacy III (1.25% Fee Rate)                              0.55       0.46       466,414     215,806  (15.90)%
  Legacy III (1.40% Fee Rate)                              0.55       0.46     3,002,404   1,383,437  (16.03)%
  Legacy III C-Share (1.55% Fee Rate)                      0.62       0.52        72,937      37,759  (16.15)%
  Legacy III C-Share (1.65% Fee Rate)                      0.62       0.52     2,397,497   1,238,109  (16.24)%
  Legacy III Plus (1.60% Fee Rate)(2)                      1.02       1.03        53,943      55,494    0.73%
AFIS New World Class II Fund                                                                                      0.74%
  Legacy III (1.25% Fee Rate)                              0.78       0.73        37,717      27,464   (6.84)%
  Legacy III (1.40% Fee Rate)                              0.78       0.73       359,965     260,982   (6.98)%
  Legacy III C-Share (1.65% Fee Rate)                      0.84       0.78       912,378     708,778   (7.12)%
AFIS U.S. Government/AAA-Rated Securities Class II Fund                                                           8.85%
  Legacy III (1.25% Fee Rate)                              1.15       1.24       450,605     560,627    7.79%
  Legacy III (1.40% Fee Rate)                              1.15       1.24     1,333,743   1,652,296    7.63%
  Legacy III C-Share (1.55% Fee Rate)                      1.12       1.20       311,631     374,676    7.47%
  Legacy III C-Share (1.65% Fee Rate)                      1.12       1.20       364,729     437,425    7.36%

--------
(1)Reflects less than a full year of activity. Funds were first received in this option on 12/11/2002.
(2)Reflects less than a full year of activity. Funds were first received in this option on 12/13/2002.
(3)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(4)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life & Annuity Variable Annuity Account H

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                               Unit Value Unit Value                                  Investment
                                               Beginning  End        Units                  Total     Income
                                               of Period  of Period  Outstanding Net Assets Return(3) Ratio(4)
----------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Class II Fund                                                                      3.21%
  Legacy III (1.25% Fee Rate)                    $1.09      $1.08       237,679  $  256,467   (0.75)%
  Legacy III (1.40% Fee Rate)                     1.09       1.08     1,540,223   1,658,584   (0.88)%
  Legacy III (1.65% Fee Rate)(2)                  1.00       1.07         1,000       1,074    7.37%
  Legacy III C-Share (1.55% Fee Rate)             1.05       1.04         2,000       2,082   (1.03)%
  Legacy III C-Share (1.65% Fee Rate)             1.05       1.04        99,746     103,699   (1.13)%
  Legacy III C-Share (1.90% Fee Rate)(2)          1.00       1.07         1,000       1,073    7.31%
  Legacy III L-Share (1.60% Fee Rate)(2)          1.00       1.07         1,000       1,074    7.39%
  Legacy III L-Share (1.70% Fee Rate)(2)          1.00       1.07         1,000       1,074    7.37%
  Legacy III L-Share (1.95% Fee Rate)(2)          1.00       1.07         1,000       1,073    7.28%
AFIS Blue Chip Income and Growth Class II Fund                                                           1.18%
  Legacy III (1.25% Fee Rate)(1)                  1.00       0.94       119,854     112,724   (5.95)%
  Legacy III (1.40% Fee Rate)(1)                  1.00       0.94       937,146     880,623   (6.04)%
  Legacy III (1.65% Fee Rate)(2)                  1.00       1.09         1,000       1,090    9.00%
  Legacy III C-Share (1.55% Fee Rate)(1)          1.00       0.94           462         433   (6.11)%
  Legacy III C-Share (1.65% Fee Rate)(1)          1.00       0.94        37,203      34,917   (6.14)%
  Legacy III C-Share (1.90% Fee Rate)(2)          1.00       1.09         1,000       1,089    8.93%
  Legacy III L-Share (1.60% Fee Rate)(2)          1.00       1.09         1,000       1,090    9.03%
  Legacy III L-Share (1.70% Fee Rate)(2)          1.00       1.09         1,000       1,090    9.00%
  Legacy III L-Share (1.95% Fee Rate)(2)          1.00       1.09         1,000       1,089    8.93%
AFIS Bond Class II Fund                                                                                  4.03%
  Legacy III (1.25% Fee Rate)                     1.03       1.10       161,742     177,183    6.78%
  Legacy III (1.40% Fee Rate)                     1.02       1.09       576,817     629,779    6.65%
  Legacy III (1.65% Fee Rate)(2)                  1.00       1.01         1,000       1,011    1.06%
  Legacy III C-Share (1.55% Fee Rate)             1.02       1.08        17,402      18,850    6.49%
  Legacy III C-Share (1.65% Fee Rate)             1.02       1.08        82,411      89,156    6.39%
  Legacy III C-Share (1.90% Fee Rate)(2)          1.00       1.01         1,000       1,010    1.03%
  Legacy III L-Share (1.60% Fee Rate)(2)          1.00       1.01         1,000       1,011    1.13%
  Legacy III L-Share (1.70% Fee Rate)(2)          1.00       1.01         1,000       1,011    1.07%
  Legacy III L-Share (1.95% Fee Rate)(2)          1.00       1.01         1,000       1,010    1.03%
AFIS Cash Management Class II Fund                                                                       4.24%
  Legacy III (1.25% Fee Rate)                     1.04       1.06         1,000       1,060    2.07%
  Legacy III (1.40% Fee Rate)                     1.04       1.06       158,248     167,447    2.00%
  Legacy III (1.65% Fee Rate)(2)                  1.00       1.00         1,000       1,000    0.03%
  Legacy III C-Share (1.55% Fee Rate)             1.02       1.04        88,894      92,196    1.82%
  Legacy III C-Share (1.65% Fee Rate)             1.02       1.04        16,847      17,458    1.76%
  Legacy III C-Share (1.90% Fee Rate)(2)          1.00       1.00         1,000       1,000    0.00%
  Legacy III L-Share (1.60% Fee Rate)(2)          1.00       1.00         1,000       1,001    0.10%
  Legacy III L-Share (1.70% Fee Rate)(2)          1.00       1.00         1,000       1,000    0.03%
  Legacy III L-Share (1.95% Fee Rate)(2)          1.00       1.00         1,000       1,000    0.00%
AFIS Global Discovery Class II Fund                                                                      0.70%
  Legacy III (1.25% Fee Rate)(1)                  1.00       0.93         1,000         927   (7.30)%
  Legacy III (1.40% Fee Rate)(1)                  1.00       0.93        45,194      41,887   (7.41)%
  Legacy III (1.65% Fee Rate)(2)                  1.00       1.13         1,000       1,131   13.11%
  Legacy III C-Share (1.55% Fee Rate)(1)          1.00       0.93         1,000         925   (7.46)%
  Legacy III C-Share (1.65% Fee Rate)(1)          1.00       0.93         2,426       2,244   (7.49)%
  Legacy III C-Share (1.90% Fee Rate)(2)          1.00       1.13         1,000       1,130   13.03%
  Legacy III L-Share (1.60% Fee Rate)(2)          1.00       1.13         1,000       1,131   13.13%
  Legacy III L-Share (1.70% Fee Rate)(2)          1.00       1.13         1,000       1,131   13.11%
  Legacy III L-Share (1.95% Fee Rate)(2)          1.00       1.13         1,000       1,130   13.03%
AFIS Global Growth Class II Fund                                                                         0.77%
  Legacy III (1.25% Fee Rate)                     0.73       0.62       168,721     105,020  (15.29)%
  Legacy III (1.40% Fee Rate)                     0.73       0.62     1,505,796     934,555  (15.41)%
  Legacy III (1.65% Fee Rate)(2)                  1.00       1.17         1,000       1,165   16.52%
  Legacy III C-Share (1.55% Fee Rate)             0.79       0.67         2,000       1,341  (15.54)%
  Legacy III C-Share (1.65% Fee Rate)             0.79       0.67         9,895       6,626  (15.62)%
  Legacy III C-Share (1.90% Fee Rate)(2)          1.00       1.16         1,000       1,164   16.44%
  Legacy III L-Share (1.60% Fee Rate)(2)          1.00       1.17         1,000       1,166   16.57%
  Legacy III L-Share (1.70% Fee Rate)(2)          1.00       1.17         1,000       1,165   16.54%
  Legacy III L-Share (1.95% Fee Rate)(2)          1.00       1.16         1,000       1,165   16.46%
AFIS Global Small Capitalization Class II Fund                                                           0.56%
  Legacy III (1.25% Fee Rate)                     0.70       0.60        51,517      31,028  (13.95)%
  Legacy III (1.40% Fee Rate)                     0.70       0.60       598,810     359,809  (14.08)%
  Legacy III (1.65% Fee Rate)(2)                  1.00       1.25         1,000       1,250   25.02%
  Legacy III C-Share (1.55% Fee Rate)             0.82       0.71         2,000       1,414  (14.21)%
  Legacy III C-Share (1.65% Fee Rate)             0.82       0.71       670,364     473,457  (14.30)%
  Legacy III C-Share (1.90% Fee Rate)(2)          1.00       1.25         1,000       1,249   24.94%

Lincoln Life & Annuity Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                        Unit Value Unit Value                                  Investment
                                                        Beginning  End        Units                  Total     Income
                                                        of Period  of Period  Outstanding Net Assets Return(3) Ratio(4)
-------------------------------------------------------------------------------------------------------------------------
  Legacy III L-Share (1.60% Fee Rate)(2)                  $1.00      $1.25         1,000  $    1,251   25.11%
  Legacy III L-Share (1.70% Fee Rate)(2)                   1.00       1.25         1,000       1,251   25.07%
  Legacy III L-Share (1.95% Fee Rate)(2)                   1.00       1.25         1,000       1,250   24.98%
AFIS Growth Class II Fund                                                                                         0.48%
  Legacy III (1.25% Fee Rate)                              0.97       0.78       375,782     293,990  (19.17)%
  Legacy III (1.40% Fee Rate)                              0.97       0.78     4,494,147   3,507,171  (19.29)%
  Legacy III (1.65% Fee Rate)(2)                           1.00       1.23         1,000       1,231   23.14%
  Legacy III C-Share (1.55% Fee Rate)                      0.90       0.72         2,000       1,447  (19.41)%
  Legacy III C-Share (1.65% Fee Rate)                      0.90       0.72       159,611     115,307  (19.50)%
  Legacy III C-Share (1.90% Fee Rate)(2)                   1.00       1.23         1,000       1,231   23.06%
  Legacy III L-Share (1.60% Fee Rate)(2)                   1.00       1.23         1,000       1,232   23.21%
  Legacy III L-Share (1.70% Fee Rate)(2)                   1.00       1.23         1,000       1,232   23.16%
  Legacy III L-Share (1.95% Fee Rate)(2)                   1.00       1.23         1,000       1,231   23.08%
AFIS Growth-Income Class II Fund                                                                                  1.68%
  Legacy III (1.25% Fee Rate)                              1.12       1.14       397,743     452,623    1.28%
  Legacy III (1.40% Fee Rate)                              1.12       1.14     3,877,159   4,401,341    1.13%
  Legacy III (1.65% Fee Rate)(2)                           1.00       1.13         1,000       1,131   13.15%
  Legacy III C-Share (1.55% Fee Rate)                      1.04       1.05        17,629      18,585    0.98%
  Legacy III C-Share (1.65% Fee Rate)                      1.04       1.05       140,955     148,393    0.88%
  Legacy III C-Share (1.90% Fee Rate)(2)                   1.00       1.13         1,000       1,131   13.07%
  Legacy III L-Share (1.60% Fee Rate)(2)                   1.00       1.13         1,000       1,132   13.18%
  Legacy III L-Share (1.70% Fee Rate)(2)                   1.00       1.13         1,000       1,132   13.16%
  Legacy III L-Share (1.95% Fee Rate)(2)                   1.00       1.13         1,000       1,131   13.08%
AFIS High-Income Bond Class II Fund                                                                               8.70%
  Legacy III (1.25% Fee Rate)                              0.95       1.01        37,555      38,023    6.44%
  Legacy III (1.40% Fee Rate)                              0.95       1.01       242,745     244,875    6.25%
  Legacy III (1.65% Fee Rate)(2)                           1.00       1.05         1,000       1,048    4.80%
  Legacy III C-Share (1.55% Fee Rate)                      0.95       1.01        18,770      18,918    6.09%
  Legacy III C-Share (1.65% Fee Rate)                      0.95       1.01        64,840      65,250    5.98%
  Legacy III C-Share (1.90% Fee Rate)(2)                   1.00       1.05         1,000       1,047    4.74%
  Legacy III L-Share (1.60% Fee Rate)(2)                   1.00       1.05         1,000       1,048    4.83%
  Legacy III L-Share (1.70% Fee Rate)(2)                   1.00       1.05         1,000       1,048    4.79%
  Legacy III L-Share (1.95% Fee Rate)(2)                   1.00       1.05         1,000       1,047    4.73%
AFIS International Class II Fund                                                                                  0.80%
  Legacy III (1.25% Fee Rate)                              0.70       0.55       334,116     183,823  (20.89)%
  Legacy III (1.40% Fee Rate)                              0.69       0.55     1,227,947     673,848  (21.01)%
  Legacy III (1.65% Fee Rate)(2)                           1.00       1.08         1,000       1,084    8.40%
  Legacy III C-Share (1.55% Fee Rate)                      0.78       0.62         2,000       1,235  (21.13)%
  Legacy III C-Share (1.65% Fee Rate)                      0.78       0.62        18,742      11,555  (21.20)%
  Legacy III C-Share (1.90% Fee Rate)(2)                   1.00       1.08         1,000       1,083    8.33%
  Legacy III L-Share (1.60% Fee Rate)(2)                   1.00       1.08         1,000       1,084    8.44%
  Legacy III L-Share (1.70% Fee Rate)(2)                   1.00       1.08         1,000       1,084    8.41%
  Legacy III L-Share (1.95% Fee Rate)(2)                   1.00       1.08         1,000       1,083    8.34%
AFIS New World Class II Fund                                                                                      0.10%
  Legacy III (1.25% Fee Rate)                              0.83       0.78        16,117      12,598   (5.40)%
  Legacy III (1.40% Fee Rate)                              0.82       0.78       150,562     117,356   (5.51)%
  Legacy III (1.65% Fee Rate)(2)                           1.00       1.12         1,000       1,120   12.03%
  Legacy III C-Share (1.55% Fee Rate)                      0.89       0.84         2,000       1,675   (5.67)%
  Legacy III C-Share (1.65% Fee Rate)                      0.89       0.84       370,202     309,696   (5.74)%
  Legacy III C-Share (1.90% Fee Rate)(2)                   1.00       1.12         1,000       1,120   11.97%
  Legacy III L-Share (1.60% Fee Rate)(2)                   1.00       1.12         1,000       1,121   12.09%
  Legacy III L-Share (1.70% Fee Rate)(2)                   1.00       1.12         1,000       1,121   12.05%
  Legacy III L-Share (1.95% Fee Rate)(2)                   1.00       1.12         1,000       1,120   11.98%
AFIS U.S. Government/AAA-Rated Securities Class II Fund                                                           4.98%
  Legacy III (1.25% Fee Rate)                              1.09       1.15       229,395     264,770    5.69%
  Legacy III (1.40% Fee Rate)                              1.09       1.15       315,656     363,317    5.54%
  Legacy III (1.65% Fee Rate)(2)                           1.00       1.00         1,000         997   (0.31)%
  Legacy III C-Share (1.55% Fee Rate)                      1.06       1.12        17,041      19,064    5.39%
  Legacy III C-Share (1.65% Fee Rate)                      1.06       1.12     1,277,804   1,427,421    5.26%
  Legacy III C-Share (1.90% Fee Rate)(2)                   1.00       1.00         1,000         996   (0.35)%
  Legacy III L-Share (1.60% Fee Rate)(2)                   1.00       1.00         1,000         997   (0.26)%
  Legacy III L-Share (1.70% Fee Rate)(2)                   1.00       1.00         1,000         997   (0.33)%
  Legacy III L-Share (1.95% Fee Rate)(2)                   1.00       1.00         1,000         996   (0.36)%

--------
(1)Reflects less than a full year of activity. Funds were first received in this option on 7/3/2001.
(2)Reflects less than a full year of activity. Funds were first received in this option on 9/19/2001.
(3)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(4)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life & Annuity Variable Annuity Account H

3. Condensed Financial Information (continued)
A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 2000 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                             Unit Value Unit Value
                                                             Beginning  End        Units                  Total
                                                             of Period  of Period  Outstanding Net Assets Return (3)
--------------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Class II Fund
  Legacy III (1.25% Fee Rate)(1)                               $1.00      $1.09        1,000    $  1,087      8.72%
  Legacy III (1.40% Fee Rate)(1)                                1.00       1.09      171,358     186,221      8.64%
  Legacy III C-Share--Annuity Reserves (1.40% Fee Rate)(2)      1.00       1.05        2,000       2,105      5.25%
  Legacy III C-Share (1.55% Fee Rate)(2)                        1.00       1.05        2,000       2,104      5.18%
  Legacy III C-Share (1.65% Fee Rate)(2)                        1.00       1.05        2,000       2,103      5.15%
AFIS Bond Class II Fund
  Legacy III (1.25% Fee Rate)(1)                                1.00       1.03        1,000       1,026      2.59%
  Legacy III (1.40% Fee Rate)(1)                                1.00       1.02       44,319      45,426      2.36%
  Legacy III C-Share--Annuity Reserves (1.40% Fee Rate)(2)      1.00       1.02        2,000       2,036      1.79%
  Legacy III C-Share (1.55% Fee Rate)(2)                        1.00       1.02        2,000       2,034      1.72%
  Legacy III C-Share (1.65% Fee Rate)(2)                        1.00       1.02        2,000       2,034      1.69%
AFIS Cash Management Class II Fund
  Legacy III (1.25% Fee Rate)(1)                                1.00       1.04       60,688      63,050      3.89%
  Legacy III (1.40% Fee Rate)(1)                                1.00       1.04        8,210       8,556      3.71%
  Legacy III C-Share--Annuity Reserves (1.40% Fee Rate)(2)      1.00       1.02        2,000       2,039      1.94%
  Legacy III C-Share (1.55% Fee Rate)(2)                        1.00       1.02        2,000       2,037      1.86%
  Legacy III C-Share (1.65% Fee Rate)(2)                        1.00       1.02        2,000       2,037      1.84%
AFIS Global Growth Class II Fund
  Legacy III (1.25% Fee Rate)(1)                                1.00       0.73        7,662       5,629    (26.52)%
  Legacy III (1.40% Fee Rate)(1)                                1.00       0.73      193,686     142,155    (26.63)%
  Legacy III C-Share--Annuity Reserves (1.40% Fee Rate)(2)      1.00       0.79        2,000       1,589    (20.54)%
  Legacy III C-Share (1.55% Fee Rate)(2)                        1.00       0.79        2,000       1,588    (20.60)%
  Legacy III C-Share (1.65% Fee Rate)(2)                        1.00       0.79        2,000       1,587    (20.64)%
AFIS Global Small Capitalization Class II Fund
  Legacy III (1.25% Fee Rate)(1)                                1.00       0.70        4,503       3,152    (30.00)%
  Legacy III (1.40% Fee Rate)(1)                                1.00       0.70       22,998      16,127    (30.07)%
  Legacy III C-Share--Annuity Reserves (1.40% Fee Rate)(2)      1.00       0.82        2,000       1,650    (17.51)%
  Legacy III C-Share (1.55% Fee Rate)(2)                        1.00       0.82        2,000       1,649    (17.56)%
  Legacy III C-Share (1.65% Fee Rate)(2)                        1.00       0.82        2,000       1,648    (17.60)%
AFIS Growth Class II Fund
  Legacy III (1.25% Fee Rate)(1)                                1.00       0.97       34,757      33,641     (3.21)%
  Legacy III (1.40% Fee Rate)(1)                                1.00       0.97      717,483     693,803     (3.31)%
  Legacy III C-Share--Annuity Reserves (1.40% Fee Rate)(2)      1.00       0.90        2,000       1,797    (10.17)%
  Legacy III C-Share (1.55% Fee Rate)(2)                        1.00       0.90        2,000       1,795    (10.23)%
  Legacy III C-Share (1.65% Fee Rate)(2)                        1.00       0.90        2,000       1,795    (10.26)%
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)(1)                                1.00       1.12       68,244      76,676     12.36%
  Legacy III (1.40% Fee Rate)(1)                                1.00       1.12      286,537     321,691     12.25%
  Legacy III C-Share--Annuity Reserves (1.40% Fee Rate)(2)      1.00       1.04        2,000       2,089      4.46%
  Legacy III C-Share (1.55% Fee Rate)(2)                        1.00       1.04        2,000       2,088      4.40%
  Legacy III C-Share (1.65% Fee Rate)(2)                        1.00       1.04        2,000       2,087      4.36%
AFIS High-Income Bond Class II Fund
  Legacy III (1.25% Fee Rate)(1)                                1.00       0.95        1,000         951     (4.88)%
  Legacy III (1.40% Fee Rate)(1)                                1.00       0.95       13,528      12,896     (5.09)%
  Legacy III C-Share--Annuity Reserves (1.40% Fee Rate) (2)     1.00       0.95        2,000       1,901     (4.94)%
  Legacy III C-Share (1.55% Fee Rate)(2)                        1.00       0.95        2,000       1,900     (5.00)%
  Legacy III C-Share (1.65% Fee Rate)(2)                        1.00       0.95        2,000       1,899     (5.05)%
AFIS International Class II Fund
  Legacy III (1.25% Fee Rate)(1)                                1.00       0.70       24,068      16,738    (30.46)%
  Legacy III (1.40% Fee Rate)(1)                                1.00       0.69      130,244      90,513    (30.54)%
  Legacy III C-Share--Annuity Reserves (1.40% Fee Rate)(2)      1.00       0.78        2,000       1,567    (21.67)%
  Legacy III C-Share (1.55% Fee Rate)(2)                        1.00       0.78        2,000       1,566    (21.72)%
  Legacy III C-Share (1.65% Fee Rate)(2)                        1.00       0.78        2,000       1,565    (21.76)%
AFIS New World Class II Fund
  Legacy III (1.25% Fee Rate)(1)                                1.00       0.83        1,000         826    (17.38)%
  Legacy III (1.40% Fee Rate)(1)                                1.00       0.82        5,873       4,894    (17.51)%

Lincoln Life & Annuity Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                             Unit Value Unit Value
                                                             Beginning  End        Units       Net     Total
                                                             of Period  of Period  Outstanding Assets  Return (3)
-----------------------------------------------------------------------------------------------------------------
  Legacy III C-Share--Annuity Reserves (1.40% Fee Rate)(2)     $1.00      $0.89       2,000    $ 1,776   (11.18)%
  Legacy III C-Share (1.55% Fee Rate)(2)                        1.00       0.89       2,000      1,775   (11.23)%
  Legacy III C-Share (1.65% Fee Rate)(2)                        1.00       0.89       2,000      1,775   (11.27)%
AFIS U.S. Government/AAA-Rated Securities Class II Fund
  Legacy III (1.25% Fee Rate) (1)                               1.00       1.09       1,000      1,092     9.21%
  Legacy III (1.40% Fee Rate) (1)                               1.00       1.09      12,926     14,152     9.06%
  Legacy III C-Share--Annuity Reserves (1.40% Fee Rate) (2)     1.00       1.06       2,000      2,124     6.22%
  Legacy III C-Share (1.55% Fee Rate) (2)                       1.00       1.06       2,000      2,123     6.15%
  Legacy III C-Share (1.65% Fee Rate) (2)                       1.00       1.06       2,000      2,122     6.12%

--------
(1)Reflects less than a full year of activity. Funds were first received in this option on 2/22/2000.
(2)Reflects less than a full year of activity. Funds were first received in this option on 7/24/2000.
(3)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln Life & Annuity Variable Annuity Account H

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2002.

                                                        Aggregate   Aggregate
                                                        Cost of     Proceeds
                                                        Purchases   from Sales
-------------------------------------------------------------------------------
AFIS Asset Allocation Class II Fund                     $ 5,576,930 $   271,524
AFIS Blue Chip Income and Growth Class II Fund            3,804,812     170,001
AFIS Bond Class II Fund                                   3,806,338     415,680
AFIS Cash Management Class II Fund                       28,675,182  27,500,655
AFIS Global Discovery Class II Fund                         191,292       8,967
AFIS Global Growth Class II Fund                         18,970,398  17,287,903
AFIS Global Small Capitalization Class II Fund           22,082,789  22,381,541
AFIS Growth Class II Fund                                13,801,689   9,165,194
AFIS Growth-Income Class II Fund                         10,075,995     613,077
AFIS High-Income Bond Class II Fund                       1,339,333      38,242
AFIS International Class II Fund                         16,853,665  14,630,280
AFIS New World Class II Fund                             36,611,897  37,101,946
AFIS U.S. Government/AAA-Rated Securities Class II Fund  79,369,420  77,162,752

5. Investments
The following is a summary of investments owned at December 31, 2002.

                                                                    Net
                                                        Shares      Asset  Value of    Cost of
                                                        Outstanding Value  Shares      Shares
--------------------------------------------------------------------------------------------------
AFIS Asset Allocation Class II Fund                       537,990   $12.18 $ 6,552,719 $ 7,340,603
AFIS Blue Chip Income and Growth Class II Fund            550,753     7.16   3,943,389   4,621,496
AFIS Bond Class II Fund                                   420,736    10.36   4,358,825   4,304,326
AFIS Cash Management Class II Fund                        116,484    11.12   1,295,303   1,294,897
AFIS Global Discovery Class II Fund                        28,053     7.25     203,381     230,413
AFIS Global Growth Class II Fund                          228,031    11.32   2,581,305   2,546,373
AFIS Global Small Capitalization Class II Fund             99,071     9.23     914,425   1,081,449
AFIS Growth Class II Fund                                 206,842    33.29   6,885,784   8,351,376
AFIS Growth-Income Class II Fund                          490,025    25.52  12,505,432  14,503,321
AFIS High-Income Bond Class II Fund                       151,168    10.39   1,570,639   1,671,353
AFIS International Class II Fund                          291,614    10.05   2,930,725   2,901,404
AFIS New World Class II Fund                              114,234     8.73     997,267     989,272
AFIS U.S. Government/AAA-Rated Securities Class II Fund   243,717    12.31   3,000,159   2,961,397

6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2002 is as follows:

                                                        Units      Units        Net Increase
                                                        Issued     Redeemed     (Decrease)
--------------------------------------------------------------------------------------------
AFIS Asset Allocation Class II Fund                      5,555,041    (361,850)  5,193,191
AFIS Blue Chip Income and Growth Class II Fund           4,759,769    (346,685)  4,413,084
AFIS Bond Class II Fund                                  3,546,699    (451,308)  3,095,391
AFIS Cash Management Class II Fund                      28,621,176 (27,516,505)  1,104,671
AFIS Global Discovery Class II Fund                        238,881      (9,000)    229,881
AFIS Global Growth Class II Fund                        31,263,279 (28,094,416)  3,168,863
AFIS Global Small Capitalization Class II Fund          30,916,555 (30,424,134)    492,421
AFIS Growth Class II Fund                               21,726,969 (14,812,795)  6,914,174
AFIS Growth-Income Class II Fund                        10,297,215    (896,878)  9,400,337
AFIS High-Income Bond Class II Fund                      1,267,784     (40,872)  1,226,912
AFIS International Class II Fund                        33,226,281 (28,820,891)  4,405,390
AFIS New World Class II Fund                            43,115,734 (42,349,556)    766,178
AFIS U.S. Government/AAA-Rated Securities Class II Fund 69,651,889 (69,036,077)    615,812

Lincoln Life & Annuity Variable Annuity Account H

7. New Investment Funds and Fund Name Changes
During 2001, the AFIS Blue Chip Income and Growth Class II Fund and the AFIS Global Discovery Class II Fund became available as investment options for Variable Account contract owners. Accordingly, the 2001 statements of operations and changes in net assets and total return and investment income ratios in footnote 3 for these subaccounts are for the period from July 3, 2001 (commencement of operations) to December 31, 2001.

During 2002, the AFIS High-Yield Bond Class II Fund changed its name to the AFIS High-Income Bond Class II Fund.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of Lincoln Life & Annuity Company of New York
   and
Contract Owners of Lincoln Life & Annuity Company Variable Annuity Account H

We have audited the accompanying statement of assets and liabilities of Lincoln Life & Annuity Company Variable Annuity Account H ("Variable Account") (comprised of the following subaccounts: American Funds Insurance Series ("AFIS") Asset Allocation Class II, AFIS Blue Chip Income and Growth Class II, AFIS Bond Class II, AFIS Cash Management Class II, AFIS Global Discovery Class II, AFIS Global Growth Class II, AFIS Global Small Capitalization Class II, AFIS Growth Class II, AFIS Growth-Income Class II, AFIS High-Income Bond Class II, AFIS International Class II, AFIS New World Class II, and AFIS U.S. Government/AAA-Rated Securities Class II), as of December 31, 2002, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life & Annuity Company Variable Annuity Account H at December 31, 2002, the results of their operations for the year then ended and changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 3, 2003

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                  December 31
                                                                2002       2001
                                                             ---------- ----------
                                                                 (000s omitted)
                                                             ---------------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at fair
   value (cost: 2002 -- $1,783,219; 2001 -- $1,601,900)      $1,886,128 $1,617,755
-------------------------------------------------------------
  Mortgage loans on real estate                                 121,726    153,875
-------------------------------------------------------------
  Policy loans                                                  161,886    175,001
-------------------------------------------------------------
  Derivative instruments                                            452         93
-------------------------------------------------------------
  Other investments                                                 275        303
-------------------------------------------------------------
                                                             ---------- ----------
Total Investments                                             2,170,467  1,947,027
-------------------------------------------------------------
                                                             ---------- ----------
Cash and invested cash                                           15,244     15,651
-------------------------------------------------------------
Property and equipment                                              450        658
-------------------------------------------------------------
Deferred acquisition costs                                       42,887     43,403
-------------------------------------------------------------
Premiums and fees receivable                                      2,249      3,221
-------------------------------------------------------------
Accrued investment income                                        31,086     33,090
-------------------------------------------------------------
Assets held in separate accounts                                342,812    357,058
-------------------------------------------------------------
Federal income taxes                                                 --      6,165
-------------------------------------------------------------
Amounts recoverable from reinsurers                              72,577     72,764
-------------------------------------------------------------
Goodwill                                                        109,512    109,512
-------------------------------------------------------------
Other intangible assets                                         156,349    169,255
-------------------------------------------------------------
Other assets                                                     31,346     19,850
-------------------------------------------------------------
                                                             ---------- ----------
Total Assets                                                 $2,974,979 $2,777,654
-------------------------------------------------------------
                                                             ========== ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
  Insurance policy and claim reserves                        $1,053,737 $1,001,060
-------------------------------------------------------------
  Contractholder funds                                          982,116    900,794
-------------------------------------------------------------
  Liabilities related to separate accounts                      342,812    357,058
-------------------------------------------------------------
                                                             ---------- ----------
Total Insurance and Investment Contract Liabilities           2,378,665  2,258,912
-------------------------------------------------------------
Federal income taxes                                             21,361         --
-------------------------------------------------------------
Other liabilities                                                49,923     47,678
-------------------------------------------------------------
                                                             ---------- ----------
Total Liabilities                                             2,449,949  2,306,590
-------------------------------------------------------------
Shareholder's Equity:
Common stock, $100 par value:
  Authorized, issued and outstanding shares -- 20,000
   (owned by The Lincoln National Life Insurance Company)         2,000      2,000
-------------------------------------------------------------
Additional paid in capital                                           53         --
-------------------------------------------------------------
Retained earnings                                               483,135    463,056
-------------------------------------------------------------
Accumulated Other Comprehensive Income:
  Net unrealized gain on securities available-for-sale, net
   of reclassification adjustment                                39,842      6,046
-------------------------------------------------------------
  Net unrealized loss on derivative instruments                      --        (38)
-------------------------------------------------------------
Total Accumulated Other Comprehensive Income                     39,842      6,008
-------------------------------------------------------------
                                                             ---------- ----------
Total Shareholder's Equity                                      525,030    471,064
-------------------------------------------------------------
                                                             ---------- ----------
Total Liabilities and Shareholder's Equity                   $2,974,979 $2,777,654
-------------------------------------------------------------
                                                             ========== ==========

See notes to the financial statements on pages 5-25

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                               Year Ended December 31
                                                                              2002      2001      2000
                                                                            --------  --------  --------
                                                                                   (000s omitted)
                                                                            ----------------------------
Revenue:
Insurance premiums                                                          $ 13,185  $ 16,563  $ 16,855
----------------------------------------------------------------------------
Insurance fees                                                                59,664    56,887    54,478
----------------------------------------------------------------------------
Net investment income                                                        134,938   134,828   132,979
----------------------------------------------------------------------------
Net realized loss on investments and derivative instruments (net of amounts
  restored/(amortized) against balance sheet accounts, Note 5)               (11,308)   (4,573)   (3,954)
----------------------------------------------------------------------------
Other revenue and fees                                                           663       261       407
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Total Revenue                                                                197,142   203,966   200,765
----------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                     118,552   122,494   114,234
----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses (Note 5)              48,225    50,246    56,287
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Total Benefits and Expenses                                                  166,777   172,740   170,521
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Income Before Federal Income Taxes and Cumulative Effect of Accounting
  Changes                                                                     30,365    31,226    30,244
----------------------------------------------------------------------------
Federal income taxes                                                          10,286    11,202    10,562
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Income Before Cumulative Effect of Accounting Changes                         20,079    20,024    19,682
----------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal Income Taxes)             --    (1,087)       --
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Net Income                                                                  $ 20,079  $ 18,937  $ 19,682
----------------------------------------------------------------------------
                                                                            ========  ========  ========


See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                                                     Year Ended December 31
                                                                                    2002      2001      2000
                                                                                  --------  --------  --------
                                                                                         (000's omitted)
                                                                                  ----------------------------
Common Stock:
Balance at beginning and end-of-year                                              $  2,000  $  2,000  $  2,000
----------------------------------------------------------------------------------

Additional Paid In Capital:
Balance at beginning-of-year                                                            --        --        --
----------------------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                                 53        --        --
----------------------------------------------------------------------------------
                                                                                  --------  --------  --------
Balance at End-of-Year                                                                  53        --        --
----------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                       463,056   444,119   424,437
----------------------------------------------------------------------------------
Comprehensive income                                                                53,875    36,117    34,183
----------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of income tax):
  Net unrealized gain on securities available-for-sale (net of reclassification adjustments)
-----------------------------------------------------------------                   33,796    17,218    14,501
 Net unrealized loss on derivative instruments
-----------------------------------------------------------------                       --       (38)       --
Net Income                                                                          20,079    18,937    19,682
----------------------------------------------------------------------------------
                                                                                  --------  --------  --------
Balance at End-of-Year                                                             483,135   463,056   444,119
----------------------------------------------------------------------------------

Net Unrealized Gain (Loss) on Securities Available-for-sale:
Balance at beginning of year                                                         6,046   (11,172)  (25,673)
----------------------------------------------------------------------------------
Change during period                                                                33,796    17,218    14,501
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Balance at End-of-Year                                                              39,842     6,046   (11,172)
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------

Net Unrealized Loss on Derivative Instruments:
Balance at beginning of year                                                           (38)        0         0
----------------------------------------------------------------------------------
Cumulative effect of accounting change                                                   0       114         0
----------------------------------------------------------------------------------
Change during period                                                                    38      (152)        0
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Balance at End-of-Year                                                                   0       (38)        0
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                         $525,030  $471,064  $434,947
                                                                                  ========  ========  ========
----------------------------------------------------------------------------------


See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                        Year Ended December 31
                                                      2002       2001       2000
                                                   ---------  ---------  ---------
                                                           (000's omitted)
                                                   -------------------------------
Cash Flows from Operating Activities:
Net income                                         $  20,079  $  18,937  $  19,682
---------------------------------------------------
Adjustments to reconcile net income to net cash
  provided by operating activities:
---------------------------------------------------
  Deferred acquisition costs                         (29,152)   (18,049)   (12,280)
---------------------------------------------------
  Premiums and fees receivable                           972        123     (1,490)
---------------------------------------------------
  Accrued investment income                            2,004     (3,152)      (641)
---------------------------------------------------
  Policy liabilities and accruals                    (35,796)   (49,308)   (36,963)
---------------------------------------------------
  Contractholder funds                                49,611     40,529     46,228
---------------------------------------------------
  Amounts recoverable from reinsurers                    187     14,849     12,506
---------------------------------------------------
  Federal income taxes                                 7,491     12,778      9,661
---------------------------------------------------
  Other liabilities--operating                         2,049     (1,470)    (3,230)
---------------------------------------------------
  Provisions for depreciation                            (78)      (243)       448
---------------------------------------------------
  Goodwill and other intangibles amortization         13,030     12,461     19,935
---------------------------------------------------
  Net realized loss on investments and derivative
   investments                                        11,308      4,573      3,954
---------------------------------------------------
  Other                                                9,051     (1,787)     6,336
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Adjustments                                       30,677     11,304     44,464
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by Operating Activities             50,756     30,241     64,146
---------------------------------------------------
                                                   ---------  ---------  ---------

Cash Flows from Investing Activities:
Securities available-for-sale:
  Purchases                                         (502,822)  (302,738)  (224,976)
---------------------------------------------------
  Sales                                              180,443    119,957     71,686
---------------------------------------------------
  Maturities                                         127,618    108,188     97,330
---------------------------------------------------
Purchase of other investments                        (36,677)   (50,979)   (54,686)
---------------------------------------------------
Sale or maturity of other investments                 81,465     82,731     64,509
---------------------------------------------------
Property and equipment purchases                        (158)    (1,460)    (6,874)
---------------------------------------------------
Property and equipment sales                             445      5,493      3,030
---------------------------------------------------
Increase (decrease) in other
  liabilities--nonoperating                           (3,814)   (10,402)    82,105
---------------------------------------------------
(Increase) decrease in other assets--nonoperating    (14,340)     2,406    (12,772)
---------------------------------------------------
Other                                                   (185)     5,444     (3,255)
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by (Used in) Investing
  Activities                                        (168,025)   (41,360)    16,097
---------------------------------------------------
                                                   ---------  ---------  ---------

Cash Flows from Financing Activities:
Universal life and investment contract deposits      277,633    196,045    173,297
---------------------------------------------------
Universal life and investment contract withdrawals  (160,824)  (215,621)  (236,661)
---------------------------------------------------
Nonqualified employee stock option exercise tax
  benefit                                                 53         --         --
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by (used in) Financing
  Activities                                         116,862    (19,576)   (63,364)
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Increase (Decrease) in Cash and Invested Cash       (407)   (30,695)    16,879
---------------------------------------------------
Cash and Invested Cash at Beginning of Year           15,651     46,346     29,467
---------------------------------------------------
                                                   ---------  ---------  ---------
Cash and Invested Cash at End of Year              $  15,244  $  15,651  $  46,346
---------------------------------------------------
                                                   =========  =========  =========

See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). The Company was organized in 1996 under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results will differ from those estimates.

Investments
The Company classifies its fixed maturity securities as available-for-sale and, accordingly, such securities are carried at fair value. The cost of fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate, which are primarily held in the Life Insurance and Retirement segments, are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on:
1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the collateral. The provision for losses is reported as realized gain
(loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments
Effective upon the adoption of Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities", ("FAS 133") on January 1, 2001, the Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at fair value. FAS 133 standardized the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2002, the Company had no derivative instruments that were designated and qualified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation. The Company had derivative instruments that are economic hedges, but are not designated as hedging instruments under FAS 133. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change. This treatment of gain (loss) is consistent with the treatment of derivatives prior to adoption of FAS 133.

Property and Equipment
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance

Lincoln Life & Annuity Company of New York products include universal life insurance and variable universal life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset-based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises For Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges; investment income, mortality net of reinsurance ceded and expense margins; and actual realized gain (loss) on investments.

Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 13 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Benefits and Expenses
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 2000 through 2002 ranged from 4.00% to 6.00%. For traditional life, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions.
Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Insurance businesses typically produce ongoing profit streams from expected new business generation that extend significantly beyond the maximum 40-year period previously allowed for goodwill amortization. Accordingly, for acquired insurance businesses where financial modeling indicated that anticipated new business benefits would extend for 40 years or longer, prior to January 1, 2002, goodwill was amortized over a 40-year period.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance

Lincoln Life & Annuity Company of New York business in relation to the incidence of estimated profits expected to be generated on universal life and investment products acquired, and over the premium paying period for traditional insurance products acquired. Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangibles assets were reviewed periodically for indicators of impairment in value that were other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 4.5% to 5.5% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 3.00% to 10.00%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money. As part of the estimate of future NAR, gross equity growth rates which are consistent with those used in the DAC valuation process are utilized.

With respect to its insurance and investment contract liabilities, the Company continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance
The Company enters into reinsurance agreements with other companies in the normal course of their business. All reinsurance agreements are reported on a gross basis.

Postretirement Medical and Life Insurance Benefits
The Company accounts for its postretirement medical and life insurance benefits using the full accrual method.

Stock Options
Through 2002, the Company recognized compensation expense for stock options on LNC stock granted to Company employees using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of the stock at the grant date, or other measurement date, over the amount an employee must pay to acquire the stock. LNC issued stock options at current market prices, and accordingly, no compensation expense has been recognized for stock option incentive plans. On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under Statement of Financial Accounting Standard No. 123, "Accounting for Stock-Based Compensation" ("FAS 123"). On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation--Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. In addition, FAS 148 amends the disclosure provisions of FAS 123, to require expanded and more prominent disclosure of the effects of an entity's accounting policy with respect to stock-based employee compensation on reported net income and earnings per share in annual and interim financial statements.

The three transition methods provided under FAS 148 are the prospective method, the modified prospective method and the retroactive restatement method. The Company will adopt the retroactive restatement method, which requires that companies restate all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. FAS 148's amendment of the transition and annual disclosure requirements of FAS 123 is effective for fiscal years ending after December 15, 2002. As the recognition provisions of FAS 123 should be applied as of the beginning of the year, the Company will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003 and will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements (see Note 6 for further discussion of stock-based employee compensation cost).

Lincoln Life & Annuity Company of New York

If the Company had applied the fair value recognition provisions of FAS 123, there would have been no significant impact on net income for 2002, 2001 and 2000.

Income Taxes
The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Prior to 2002, the Company's federal income tax return was not consolidated with any other entity.

--------------------------------------------------------------------------------
2. Changes in Accounting Principles


Accounting for Derivative Instruments and Hedging Activities
In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In July 1999, the FASB issued Statement of Financial Accounting Standards No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133" ("FAS 137"), which delayed the effective date of FAS 133 one year (i.e., adoption required no later than the first quarter of 2001). In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("FAS 138"), which addresses a limited number of implementation issues arising from FAS 133.

The Company adopted FAS 133, as amended, on January 1, 2001. Upon adoption, the provisions of FAS 133 were applied prospectively. The transition adjustments that the Company recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $0.1 million after-tax ($0.2 million pre-tax) recorded in net income, and a net gain of $0.1 million after-tax ($0.2 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $0.1 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $0.1 million were amortized and netted against the transition gain recorded in OCI. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets
On April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which the Company determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, the Company recognized a net realized loss on investments of $1.0 million after-tax ($2.2 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $0.7 million were restored and netted against net realized loss on investments.

Accounting for Business Combinations and Goodwill and Other Intangible Assets In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 141 is effective for all business combinations initiated after June 30, 2001, and FAS 142 is effective for fiscal years beginning after December 15, 2001. Under the new rules, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually in accordance with the new standard. Intangible assets that do not have indefinite lives continue to be amortized over their estimated useful lives. The Company adopted FAS 142 on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the balance sheet, the Company did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, the Company completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used by the Company to estimate the fair value of the group of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A number of valuation approaches, including, discounted cash flow modeling, were used to assess the goodwill of the reporting units within the Company's Lincoln Retirement and Life Insurance segments. The results of the first step of the tests indicate that the Company does not have impaired goodwill. In accordance with FAS 142, the Company has chosen October 1 as its annual review date. As such, the Company performed another valuation review during the fourth quarter of 2002. The results of the first step of the tests performed as of October 1, 2002 indicate that the Company does not have impaired goodwill. The valuation techniques used by the Company for each reporting unit were consistent with those used during the transitional testing.

As a result of the application of the non-amortization provisions of the new standards, the Company had an increase in net income of $3.0 million during the year ended December 31, 2002.

Lincoln Life & Annuity Company of New York

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                               As of December 31, 2002     As of December 31, 2001
                             Gross Carrying Accumulated  Gross Carrying Accumulated
                                 Amount     Amortization     Amount     Amortization
                             -------------- ------------ -------------- ------------
                                                  (in millions)
Amortized Intangible Assets:
Lincoln Retirement Segment:
Present value of in-force...     $ 48.1        $16.0         $ 48.1        $12.2
Life Insurance Segment:
Present value of in-force...      167.3         43.1          167.3         33.9
                                 ------        -----         ------        -----
Total.......................     $215.4        $59.1          215.4        $46.1
                                 ======        =====         ======        =====

The aggregate amortization expense for other intangible assets for the years ended December 31, 2002, 2001 and 2000 was $13.0 million, $9.4 million and $17.0 million, respectively.

Future estimated amortization of other intangible assets is as follows (in millions):

                                2003...... $10.9
                                2004......  10.9
                                2005......  11.2
                                2006......  11.9
                                2007......  12.2
                                Thereafter  99.2

The balance sheet caption, "Goodwill" had a balance of $109.5 million at both December 31, 2002 and 2001. The Life Insurance segment had $92.8 million balance at December 31, 2002 and 2001 and the Lincoln Retirement segment had $16.7 million for the same time periods.

The reconciliation of reported net income to adjusted net income is as follows:

                                                        Year Ended
                                                        December 31,
                                                        2001   2000
                                                        ------ ------
                                                        (in millions)
                                                        -------------
            Reported Net Income........................ $18.9  $19.7
            Add back: Goodwill Amortization (after-tax)   3.0    2.9
                                                        -----  -----
            Adjusted Net Income........................ $21.9  $22.6
                                                        =====  =====

Accounting for the Impairment or Disposal of Long-lived Assets
In August 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets and supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," and the accounting and reporting provisions of APB Opinion No. 30, "Reporting the Results of Operations" for a disposal of a segment of a business. FAS 144 is effective for fiscal years beginning after December 15, 2001. The Company adopted FAS 144 on January 1, 2002 and the adoption of the Statement did not have a material impact on the financial position and results of operations of the Company.

Accounting for Costs Associated with Exit or Disposal Activities
In June 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. Adoption of FAS 146 by the Company will result in a change in timing of when expense is recognized for restructuring activities after December 31, 2002.

Lincoln Life & Annuity Company of New York

Accounting for Variable Interest Entities
In January 2003, the Financial Accounting Standards Board issued Financial Accounting Standards Board Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation No. 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. VIE refers to an entity in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. This Interpretation applies in the third quarter of 2003 to VIEs in which an enterprise holds a variable interest that is acquired before February 1, 2003. This Interpretation may be applied prospectively with a cumulative-effect adjustment as of the date on which it is first applied or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. Although the Company and the industry continue to review the new rules, at the present time the Company does not believe there are VIEs whose characteristics would result in consolidation with the Company.

Accounting for Modified Coinsurance
Currently, there are ongoing discussions surrounding the implementation and interpretation of FAS 133, Accounting for Derivative Instruments and Hedging Activities," by the Financial Accounting Standards Board's ("FASB") Derivative Implementation Group regarding receivables and payables that are indexed to a pool of assets; and specific to the Company, modified coinsurance agreements and coinsurance with funds withheld reinsurance agreements that reference a pool of securities. An exposure draft for this issue has been issued by the FASB. It is not expected to be finalized by the FASB until sometime in the second quarter of 2003. If the definition of derivative instruments is altered, this may impact the Company's prospective reported net income and financial position. Until the FASB finalizes the Statement 133 Implementation Issue, the Company is unable to determine what, if any, impact it will have on the Company's financial statements.

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                        Amortized Cost Gains  Losses  Fair Value
                                        -------------- ------ ------  ----------
                                                     (in millions)
                                        ----------------------------------------
December 31, 2002:
 Corporate bonds.......................    $1,436.4    $104.5 ($28.0)  $1,512.9
 U.S. Government bonds.................        16.1       1.4   (0.3)      17.2
 Foreign government bonds..............        18.8       2.4   (0.6)      20.6
 Asset and mortgage-backed securities:
   Other asset-backed securities.......       295.5      22.4   (0.1)     317.8
 State and municipal bonds.............        16.4       1.2    0.0       17.6
                                           --------    ------ ------   --------
Total fixed maturity securities........    $1,783.2    $131.9 ($29.0)  $1,886.1
                                           ========    ====== ======   ========

2001:
 Corporate bonds.......................    $1,347.1    $ 37.0 ($28.6)  $1,355.5
 U.S. Government bonds.................        15.5       0.6    0.0       16.1
 Foreign government bonds..............        15.4       1.2   (0.3)      16.3
 Asset and mortgage-backed securities:
   Mortgage pass-through securities....        49.6       2.1   (0.1)      51.6
   Collateralized mortgage obligations.        49.1       0.8   (0.2)      49.7
   Other asset-backed securities.......       109.2       4.5   (0.3)     113.4
 State and municipal bonds.............        16.0       0.1   (0.9)      15.2
                                           --------    ------ ------   --------
Total fixed maturity securities........    $1,601.9    $ 46.3 ($30.4)  $1,617.8
                                           ========    ====== ======   ========

Lincoln Life & Annuity Company of New York

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2002
           Due in one year or less..........    $   73.9     $   75.0
           Due after one year through five
            years...........................       415.6        438.0
           Due after five years through ten
            years...........................       577.3        612.2
           Due after ten years..............       420.9        443.1
                                                --------     --------
           Subtotal.........................     1,487.7      1,568.3
           Asset/mortgage-backed
            securities......................       295.5        317.8
                                                --------     --------
           Total............................    $1,783.2     $1,886.1
                                                ========     ========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset and mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2002
               Below 7%.......  $ 94.3       $ 94.3       $ 99.3
               7%-8%..........   153.4        153.3        164.6
               8%-9%..........    43.2         43.1         48.6
               Above 9%.......     4.6          4.8          5.3
                                ------       ------       ------
               Total..........  $295.5       $295.5       $317.8
                                ======       ======       ======

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                        Fair Value  % of Total
                                        ----------  ----------
                                        (in millions except %)
                                        --------------------
                  December 31, 2002
                    Treasuries and AAA.  $  346.8      18.4%
                    AA.................     128.5       6.8
                    A..................     661.9      35.1
                    BBB................     675.8      35.8
                    BB.................      45.8       2.4
                    Less than BB.......      27.3       1.5
                                         --------     -----
                                         $1,886.1     100.0%
                                         ========     =====

The major categories of net investment income are as follows:

                                           Year Ended December 31
                                            2002    2001    2000
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
             Fixed maturity securities.... $115.2  $110.8  $106.1
             Mortgage loans on real estate   10.8    13.7    14.1
             Policy loans.................    9.7    10.4    10.6
             Invested cash................    0.7     1.4     3.0
             Other investments............    0.1     0.1     0.0
                                           ------  ------  ------
             Investment revenue...........  136.5   136.4   133.8
             Investment expense...........   (1.6)   (1.6)   (0.8)
                                           ------  ------  ------
             Net investment income........ $134.9  $134.8  $133.0
                                           ======  ======  ======

The detail of the net realized loss on investments and derivative instruments is as follows:

                                                Year Ended December 31
                                                 2002    2001    2000
                                                ------  ------  -----
                                                    (in millions)
                                                ---------------------
          Fixed maturity securities available-
           for-sale:
            Gross gain......................... $  4.1  $  2.8  $ 0.5
            Gross loss.........................  (21.6)  (13.6)  (5.4)
          Equity securities available-for-sale:
            Gross loss.........................     --      --   (0.2)
          Other investments....................   (0.4)   (0.2)  (0.3)
          Associated restoration of deferred
           acquisition costs, provision for
           policyholder commitments and
           investment expenses.................    6.4     6.5    1.4
                                                ------  ------  -----
          Total Realized Loss on
           Investments.........................  (11.5)   (4.5)  (4.0)
          Derivative instruments net of
           associated amortization of deferred
           acquisition costs...................    0.2    (0.1)    --
                                                ------  ------  -----
          Total Realized Loss on Investments
           and Derivative Instruments.......... $(11.3) $ (4.6) $(4.0)
                                                ======  ======  =====

Lincoln Life & Annuity Company of New York

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the net realized loss on investments and derivative instruments shown above, are as follows:

                                                 Year Ended
                                                 December 31
                                               2002  2001 2000
                                               ----- ---- ----
                                                (in millions)
                                               ---------------
                 Fixed maturity securities.... $11.2 $0.0 $0.0
                 Mortgage loans on real estate   0.1  0.1  0.0
                                               ----- ---- ----
                 Total........................ $11.3 $0.1 $0.0
                                               ===== ==== ====

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available for sale is as follows:

                                               Year Ended
                                               December 31
                                            2002  2001  2000
                                            ----- ----- -----
                                              (in millions)
                                            -----------------
                  Fixed maturity securities $87.0 $38.9 $53.5

The balance sheet caption, "Property and Equipment," is shown net of allowances for depreciation of $0.3 million and $0.2 million at December 31, 2002 and 2001, respectively.

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                        December 31
                                                        2002   2001
                                                       -----  -----
                                                       (in millions)
                                                       ------------
           Impaired loans with allowance for losses... $ 2.2  $ 1.8
           Allowance for losses.......................  (0.2)  (0.1)
           Impaired loans with no allowance for losses    --     --
                                                       -----  -----
           Net impaired loans......................... $ 2.0  $ 1.7
                                                       =====  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                                    Year Ended
                                                   December 31
                                                  2002  2001 2000
                                                 -----  ---- ----
                                                  (in millions)
                                                 ----------------
              Balance at beginning-of-year...... $ 0.1  $ -- $--
              Provisions for losses.............   0.2   0.1  --
              Releases due to principal paydowns  (0.1)   --  --
              Releases due to foreclosures......    --    --  --
                                                 -----  ---- ---
              Balance at end-of-year............ $ 0.2  $0.1 $--
                                                 =====  ==== ===

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                       Year Ended
                                                      December 31
                                                     2002 2001 2000
                                                     ---- ---- ----
                                                     (in millions)
                                                     --------------
             Average recorded investment in impaired
              loans................................. $2.1 $1.0 $--
             Interest income recognized on impaired
              loans.................................  0.3  0.2  --

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2002 and 2001, the Company had no mortgage loans on non-accrual status. As of December 31, 2002 and 2001, LNC had no mortgage loans past due 90 days on which interest was still being accrued.

As of December 31, 2002 and 2001, the Company had no restructured mortgage loans. As of December 31, 2002 and 2001, the Company had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2002 the Company's investment commitments for fixed maturity securities (primarily private placements) and mortgage loans on real estate were $2.0 million. No such commitments existed at December 31, 2001. As of December 31, 2002 and 2001, the Company had no standby commitments to purchase real estate upon completion and leasing.

For the year ended December 31, 2002, fixed maturity securities available-for-sale and mortgage loans on real estate which were non-income producing were not significant. As of December 31, 2002 and 2001, the carrying value of non-income producing securities was $0.4 million and $0.3 million, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense is as follows:

                                        Year Ended December 31
                                        2002    2001    2000
                                         -----  ------- ------
                                          (in millions)
                                        ----------------------
                      Current.......... $ 0.0   $ 0.4   $ 1.4
                      Deferred.........  10.3    10.8     9.2
                                         -----   -----  -----
                      Total tax expense $10.3   $11.2   $10.6
                                         =====   =====  =====

The effective tax rate on pre-tax income is different than the prevailing corporate Federal Income tax rate. A reconciliation of this difference is as follows:

                                               Year Ended December 31
                                                2002     2001   2000
                                               -----    -----  -----
                                                  (in millions)
                                               -------------------
            Tax rate times pre-tax income from
             continuing operations............ $10.6    $10.9  $10.6
            Effect of:
              Tax-preferred investment
               income.........................  (0.2)    (0.9)  (0.7)
              Goodwill amortization...........    --      1.1    1.0
              Other items.....................  (0.1)     0.1   (0.3)
                                               -----    -----  -----
            Provision for income taxes........ $10.3    $11.2  $10.6
                                               =====    =====  =====
            Effective tax rate................    34%      36%    35%

The Federal income tax recoverable asset (liability) is as follows:

                                                       December 31
                                                       2002    2001
                                                      ------  -----
                                                      (in millions)
                                                      -------------
           Current................................... $ (2.1) $(0.8)
           Deferred..................................  (19.3)   6.9
                                                      ------  -----
           Total Federal income tax asset (liability) $(21.4) $ 6.1
                                                      ======  =====

Significant components of the Company's deferred tax assets and liabilities are as follows:

                                                          December 31
                                                          2002   2001
                                                         ------  -----
                                                         (in millions)
                                                         -------------
         Deferred tax assets:
           Insurance and investment contract
            liabilities.................................  $45.6  $51.0
           Net operating and capital loss
            carryforwards...............................   16.1   15.6
           Investment related...........................    1.9    2.7
           Ceding commission asset......................    3.7    4.1
           Compensation related.........................    3.2    0.1
           Other........................................    2.5    2.8
                                                         ------  -----
         Total deferred tax assets......................   73.0   76.3
                                                         ------  -----

         Deferred tax liabilities:
           Deferred acquisition costs...................    1.3    1.6
           Net unrealized gain on securities available-
            for-sale....................................   36.0    5.6
           Present value of business in-force...........   54.7   59.3
           Other........................................    0.3    2.9
                                                         ------  -----
         Total deferred tax liabilities.................   92.3   69.4
                                                         ------  -----
         Net deferred tax asset (liability)............. $(19.3) $ 6.9
                                                         ======  =====

Prior to 2002, tax laws required the Company to file its tax return on a stand alone basis. In 2002 the Company was able to file as part of the LNC consolidated tax return. Cash paid for Federal income taxes in 2001 and 2000 was $1.2 and $0.9 million, respectively. In 2002 the Company received a $1.3 million refund from the IRS for its 2001 tax return. The Company filed as part of the LNC consolidated tax return in 2002, and because of its net operating loss position (explained below), no cash was paid for 2002.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2002 and 2001, the Company concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2002, or 2001.

At December 31, 2002, the Company had net operating loss carryforwards for Federal income tax purposes of $12.5 million that expire in the year 2013 and $33.5 million of net capital loss carryforwards that expire in years 2004 through 2007. The Company's net operating loss carryforwards and net capital loss carryforwards can be used in future LNC consolidated U.S. tax returns. Accordingly, the Company believes that it is more likely than not that the net operating loss carryforwards and capital loss carryforwards will be fully utilized within the allowable carryforward period.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees," are as follows:

                                                    Year Ended
                                                   December 31
                                                 2002  2001  2000
                                                -----  ----- -----
                                                  (in millions)
                                                ------------------
              Insurance assumed................ $29.9  $36.4 $37.0
              Insurance ceded..................  30.0   31.3  26.9
                                                -----  ----- -----
              Net reinsurance premiums and fees $(0.1) $ 5.1 $10.1
                                                =====  ===== =====

The income statement caption, "Benefits," is net of reinsurance recoveries of $23.4 million; $28.4 million and $15.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                        Year Ended
                                                       December 31
                                                       2002    2001
                                                      ------  -----
                                                      (in millions)
                                                      -------------
            Balance at beginning-of-year............. $ 43.4  $37.8
            Deferral.................................   31.9   16.0
            Amortization.............................   (8.8)  (4.1)
            Adjustment related to realized losses on
             securities available-for-sale...........    6.1   (5.4)
            Adjustment related to unrealized gains on
             securities available-for-sale...........  (29.8)  (7.1)
            Other....................................    0.1    6.2
                                                      ------  -----
            Balance at end-of-period................. $ 42.9  $43.4
                                                      ======  =====

Net realized loss on investments and derivative instruments on the Statements of Income for the year ended December 31, 2002, 2001 and 2000 are net of amounts restored against deferred acquisition costs of $6.3 million, $5.4 million and $1.4 million, respectively. In addition, realized gains and losses for the year ended December 31, 2002, 2001 and 2000 are net of adjustments made to policyholder reserves of $0.4 million, $1.4 million and $0.3 million, respectively. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains and losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                               Year Ended December 31
                                                2002    2001    2000
                                               ------  ------  -----
                                                   (in millions)
                                               ---------------------
          Commissions......................... $ 18.4  $ 14.2  $11.2
          Other volume related expenses.......    6.9     4.2    4.0
          Operating and administrative
           expenses...........................   29.2    27.0   22.8
          Deferral of acquisition costs net of
           amortization.......................  (23.1)  (11.9)  (3.4)
          Restructuring charges...............    0.0     1.0    0.0
          Goodwill amortization...............    0.0     3.0    2.9
          Other intangibles amortization, net
           of unlocking.......................   13.0     9.4   17.0
          Other...............................    3.8     3.3    1.8
                                               ------  ------  -----
          Total............................... $ 48.2  $ 50.2  $56.3
                                               ======  ======  =====

A reconciliation of the present value of business in-force for the Company's acquired insurance business included in other intangible assets, is as follows:

                                                  December 31
                                             2002    2001    2000
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Balance at beginning-of-year... $169.3   178.7  $196.8
            Unlocking and transfers........   (3.3)    1.5    (1.1)
            Interest accrued on unamortized
             balance (Interest rates range
             from 5% to 7%)................    9.2    10.3    11.2
            Amortization...................  (18.9)  (21.2)  (28.2)
                                            ------  ------  ------
            Balance at end-of-year......... $156.3  $169.3  $178.7
                                            ======  ======  ======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                      December 31
                                                      2002   2001
                                                     ------ ------
                                                     (in millions)
                                                     -------------
             Premium deposit funds.................. $932.0 $859.6
             Undistributed earnings on participating
              business..............................    9.8    4.0
             Other..................................   40.3   37.2
                                                     ------ ------
             Total.................................. $982.1 $900.8
                                                     ====== ======

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Postretirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees including those of the Company. Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the better of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $0.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. The plan is funded by contributions to a tax-exempt trust. The Company's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors two types of unfunded, nonqualified, defined benefit plans for certain U.S. employees (including those of the Company): a supplemental retirement plan and a salary continuation plan.

The supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law. Effective January 1, 2000, this plan was amended to limit the maximum compensation recognized for benefit payment calculation purposes.

The salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

LNC also sponsors unfunded plans that provide postretirement medical, dental and life insurance benefits to full-time U.S. employees who, depending on the plan, have worked for the Company 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Life insurance benefits are noncontributory; however, participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' postretirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $0.2 million pre-tax.

Lincoln Life & Annuity Company of New York

Information with respect to defined benefit plan asset activity and defined benefit plan obligations is as follows:

                                                     Year Ended December 31
                                                   -----------------------------
                                                                        Other
                                                                    Postretirement
                                                   Pension Benefits   Benefits
                                                   ---------------  -------------
                                                    2002     2001    2002    2001
                                                    -----   ------  -----   -----
                                                          (in millions)
                                                   -----------------------------
 Change in plan assets:
   Fair value of plan assets at beginning-of-year. $ 1.1    $ 0.3   $  --   $  --
   Transfers of assets............................    --      0.3      --      --
   Actual return on plan assets...................  (0.1)      --      --      --
   Company contributions..........................   0.9      0.5      --      --
   Benefits paid..................................  (0.1)      --      --      --
                                                    -----   -----   -----   -----
   Fair value of plan assets at end-of-year....... $ 1.8    $ 1.1   $  --   $  --
                                                    =====   =====   =====   =====
 Change in benefit obligation:
   Benefit obligation at beginning-of-year........ $ 1.0    $ 0.7   $ 0.5   $ 0.4
   Transfers of benefit obligations...............    --      0.3      --     0.2
   Plan amendments................................    --     (0.4)     --      --
   Service cost...................................   0.3      0.2      --      --
   Interest cost..................................   0.1      0.1     0.1      --
   Plan curtailment gain..........................    --       --      --    (0.2)
   Actuarial losses...............................   0.1      0.1     0.1     0.1
   Benefits paid..................................  (0.1)      --      --      --
                                                    -----   -----   -----   -----
   Benefit obligation at end-of-year.............. $ 1.4    $ 1.0   $ 0.7   $ 0.5
                                                    =====   =====   =====   =====
 Over (under) funded status of the plans.......... $ 0.4    $ 0.1   $(0.7)  $(0.5)
 Unrecognized net actuarial losses................   0.3      0.1     0.1      --
 Unrecognized negative prior service cost.........  (0.3)    (0.4)     --      --
                                                    -----   -----   -----   -----
 Accrued benefit cost............................. $ 0.4    $(0.2)  $(0.6)  $(0.5)
                                                    =====   =====   =====   =====
 Weighted-average assumptions as of December 31:
   Weighted-average discount rate.................  6.50%    7.00%   6.50%   7.00%
   Expected return on plan assets.................  8.25     9.00      --      --
 Rate of increase in compensation:
   Salary continuation plan.......................  5.00     5.00      --      --
   All other plans................................  4.00     4.00    4.00    4.00

In 2002, all plans have projected benefit obligations in excess of plan assets. In, 2001, the funded status amounts in the pension benefits columns above combine plans with projected benefit obligations in excess of plan assets and plans with plan assets in excess of projected benefit obligations. At December 31, 2001, for plans that have projected benefit obligations in excess of plan assets, the aggregate projected benefit obligations were less than $0.1 million, the aggregate accumulated benefit obligations were zero, and the aggregate fair value of plan assets was zero.

Plan assets for the funded employees plans are principally invested in equity and fixed income funds managed by the Company's affiliate, Delaware Management Holdings, Inc.

Lincoln Life & Annuity Company of New York

The components of net defined benefit pension plan and postretirement benefit plan costs are as follows:

                                                Years Ended December 31
                                           ---------------------------------
                                                                  Other
                                                              Postretirement
                                            Pension Benefits     Benefits
                                           ------------------ --------------
                                            2002   2001  2000 2002 2001 2000
                                           -----  -----  ---- ---- ---- ----
                                                     (in millions)
                                           ---------------------------------
   Service cost........................... $ 0.3  $ 0.2  $0.1 $ -- $ -- $--
   Interest cost..........................   0.1    0.1    --  0.1  0.1  --
   Expected return on plan assets.........  (0.1)  (0.1)   --   --   --  --
   Amortization of prior service cost.....    --     --    --   --   --  --
   Recognized net actuarial (gains) losses    --     --    --   --   --  --
                                           -----  -----  ---- ---- ---- ---
   Net periodic benefit cost.............. $ 0.3  $ 0.2  $0.1 $0.1 $0.1 $--
                                           =====  =====  ==== ==== ==== ===

The calculation of the accumulated postretirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) of 10.0% for 2002. It further assumes the rate will gradually decrease to 5.0% by 2014 and remain at that level. The health care cost trend rate assumption affects the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefits obligation as of December 31, 2002 and 2001 by less than $0.1 million in each year. The increase in the aggregate of the estimated service and interest cost components of net periodic postretirement benefits cost for the year ended December 31, 2002 and 2001 would be less than $0.1 million in each year.

401(k) Plans
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees (including those of the Company). The Company's contributions to the 401(k) plans for its U.S. employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. As a result of LNC attaining the goals established under the three-year long-term incentive plan for 1998 through 2000, an additional match was made in 2001 on a participant's 2000 pre-tax contribution, not to exceed 6% of base pay, multiplied by 50%. The Company's expense for the 401 (k) plan amounted to $0.2 million each year in 2002, 2001 and 2000.

Deferred Compensation Plans
LNC sponsors contributory deferred compensation plans for certain U.S. employees including those of the Company that meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, the Company agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. The Company makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of the Company's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $0.1 million and less than $0.1 million in 2002 and 2001, respectively. No expense was recorded in 2000. These expenses reflect both the Company's employer matching contributions, as well as changes in the measurement of the Company's liabilities under these plans.

The Company's total liabilities associated with these plans were $0.4 million and $0.3 million at December 31, 2002 and 2001, respectively.

Incentive Plans
The Company has various incentive plans for employees that provide for the issuance of stock options, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans to Company employees are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

Lincoln Life & Annuity Company of New York

Through 2002, the Company recognized compensation expense for LNC stock option grants to Company employees using the intrinsic value method of accounting and provided the required pro forma information for stock options granted after December 31, 1994. Accordingly, no compensation expense has been recognized for stock option incentive plans through 2002. Had compensation expense for LNC stock option grants to Company employees been determined based on the estimated fair value at the grant dates for awards under those plans, there would be no significant impact on the Company's reported net income for the last three years (2002, 2001 and 2000). The effects on net income of expensing the estimated fair value of stock options are not necessarily representative of the effects on reported net income for future years due to factors such as the vesting period of the stock options and the potential for issuance of additional stock options in future years. The fair value of options used as a basis for these disclosures was estimated as of the date of grant using a Black-Scholes option-pricing model.

On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under FAS 123. FAS 148, issued on December 31, 2002, provides for alternative methods of transition for entities that change to the fair value method of accounting for stock-based compensation. LNC will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003; therefore, the Company will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements.

Effective January 1, 2003, LNC's stock option employee compensation plan and long-term cash incentive compensation plan were revised and combined to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. The performance measures for the initial grant under the new plan will be calculated over a three-year period from grant date and will compare LNC's performance relative to a selected group of peer companies. Comparative performance measures will include relative growth in earnings per share, return on equity and total share performance. Certain participants in the new plans will select from seven different combinations of stock options, performance shares and cash in determining the form of their award. Other participants will have their award paid in performance shares. This plan will replace the current LNC stock option plan.

Information with respect to LNC stock options outstanding for Company employees at December 31, 2002 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
Prices        2002          (Years)       Exercise Price       2002       Exercise Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$21-$30.      4,934           7.0             $25.04           2,260          $25.42
 31- 40       4,000           6.0              39.82           3,000           39.82
 41- 50      11,300           7.8              43.83           4,176           44.18
 51- 60      16,200           8.5              51.79           3,500           50.83
-------      ------                                           ------
$21-$60.     36,434                                           12,936
=======      ======                                           ======

The option price assumptions used for grants to Company employees were as follows:

                                                    Year Ended December 31
                                                     2002    2001    2000
                                                    ------  ------  -----
     Dividend yield................................    2.5%    2.8%   4.8%
     Expected volatility...........................   39.6%   40.0%  39.2%
     Risk-free interest rate.......................    4.6%    4.6%   6.6%
     Expected life (in years)......................    4.2     4.2    4.9
     Weighted-average fair value per option granted $16.24  $13.33  $7.13

Lincoln Life & Annuity Company of New York

Information with respect to the LNC incentive plans involving stock options granted to Company employees is as follows:

                                        Options Outstanding      Options Exercisable
                                     ------------------------- -----------------------
                                              Weighted-Average        Weighted-Average
                                      Shares   Exercise Price  Shares  Exercise Price
                                     -------  ---------------- ------ ----------------
Balance at January 1, 2000..........  30,408       $40.95      14,517      $33.75
Granted-original....................  18,150        24.72
Granted-reloads.....................      --
Exercised (includes shares tendered)      --
Forfeited...........................      --
                                     -------       ------      ------      ------
Balance at December 31, 2000........  48,558       $36.78      17,169      $37.08
                                     =======       ======      ======      ======
Granted-original....................  15,100        43.56
Granted-reloads.....................      --
Exercised (includes shares tendered) (14,949)       51.30
Forfeited...........................  (4,000)       46.91
                                     -------       ------      ------      ------
Balance at December 31, 2001........  44,709       $40.04      19,906      $40.75
                                     =======       ======      ======      ======
Granted-original....................  14,200        52.10
Granted-reloads.....................      --
Exercised (includes shares tendered) (10,025)       50.91
Forfeited........................... (12,450)       44.31
                                     -------       ------      ------      ------
Balance at December 31, 2002........  36,434       $44.38      12,936      $41.69
                                     =======       ======      ======      ======

--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies

Statutory Information and Restrictions
Net income as determined in accordance with statutory accounting practices for the Company was $16.6 million, $19.4 million and $45.8 million for 2002, 2001 and 2000, respectively.

Shareholders' equity as determined in accordance with statutory accounting practices ("Statutory Surplus") for the Company was $234.1 million and $190.6 million for December 31, 2002 and 2001, respectively.

The National Association of Insurance Commissioners revised the Accounting Practices and Procedures Manual (NAIC APPM) in a process referred to as Codification. The revised manual became effective January 1, 2001. The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in New York prepare their statutory-basis financial statements in accordance with the NAIC APPM, as adopted by New York.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the New York Insurance Law. The NAIC APPM has been adopted as a component of prescribed practices by the State of New York, however, upon initial adoption, New York adopted certain prescribed accounting practices that differ from those found in NAIC APPM. The primary differences that affected the Company are the calculation of annuity reserves and the reporting of deferred income taxes.

The NAIC APPM states that statutory reserves should be calculated using the Commissioners Annuity Reserve Valuation Method ("CARVM"), using the "curtate" method. Under curtate CARVM, reserves are calculated as the greatest of the present values (as of the date of valuation) of the future guaranteed benefits provided by the contract at the end of each contract year, less the present value of any future net deposit considerations that are required to be paid. The State of New York, however, requires statutory reserves to be computed using "continuous" CARVM, which utilizes the greatest of the present values of future guaranteed benefits on any day (as opposed to the end of each contract year).

Continuous CARVM reserves tend to be slightly larger than curtate CARVM reserves. If curtate CARVM was applied for statutory purposes, Statutory Surplus would increase by $2.2 million and $3.4 million and net income would increase by $2.2 million and would decrease $0.3 million at December 31, 2002 and 2001, respectively.

Deferred income tax assets and liabilities are not included in the statutory balance sheet per New York Insurance Law at December 31, 2001. According to the NAIC APPM, these amounts should be reported. The Company had unrecorded net deferred tax assets of $14.9 million and $19.2 million at December 31, 2001 and January 1, 2001, respectively for statutory accounting purposes. If these items were recorded, surplus would increase by the same amounts at those dates.

Lincoln Life & Annuity Company of New York

As a result of changes in the New York insurance laws, effective January 1, 2002, deferred federal income taxes are provided pursuant to and consistent with the NAIC APPM.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to Lincoln Life. Dividends cannot be declared by State of New York life insurance companies without 30 day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2002, 2001 or 2000.

Marketing and Compliance Issues

Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. Management continues to monitor the company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future developments will not materially affect the financial position of the Company.

Insurance Ceded and Assumed

The Company cedes insurance to other insurance companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, the Company's maximum retention was $0.5 million on a single insured. Portions of the Company's deferred annuity business have also been co-insured with other companies to limit the Company's exposure to interest rate risks. At December 31, 2002, the reserves associated with these reinsurance arrangements totaled $72.6 million. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). The Company remains liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

Vulnerability from Concentrations

At December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2002, 47% of such mortgages, or $57.1 million, involved properties located in California, Maryland, New York and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $3.7 million. Also at December 31, 2002, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial position. Because the Company sells insurance products only in the State of New York, the Company does have a material concentration of its business in that state. This concentration could make the Company vulnerable to legislative or other risks that might significantly impact the ability to do business in the State of New York. The Company is not aware of any significant risks as a result of this geographic concentration.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivative Instruments

Call Options on Bifurcated Remarketable Put Bonds
The Company owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. The Company has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Fixed Maturity Securities
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities

Lincoln Life & Annuity Company of New York not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on:
1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments
Fair values for these contracts are based on current settlement values. These values are based on industry standard models that are commercially available for put options. These models project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present-valued to arrive at the derivatives' current fair market values.

Other Investments, Cash and Invested Cash
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts
The balance sheet captions, "Insurance Policy and Claim Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e. deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's shareholders' equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements) are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                               Carrying Value Fair Value Carrying Value Fair Value
                                                               -------------- ---------- -------------- ----------
                                                                                   December 31
                                                               --------------------------------------------------
                                                                    2002         2002         2001         2001
                                                               -------------- ---------- -------------- ----------
                                                                                  (in millions)
                                                               --------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................    $1,886.1     $1,886.1     $1,617.8     1,617.8
  Derivative instruments......................................         0.5          0.5          0.1         0.1
  Mortgage loans on real estate...............................       121.7        134.3        153.9       157.0
  Policy loans................................................       161.9        174.7        175.0       188.1
  Other investments...........................................         0.3          0.3          0.3         0.3
  Cash and invested cash......................................        15.2         15.2         15.7        15.7
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.      (932.0)      (929.9)      (859.6)     (849.0)
  Investment Committments.....................................          --          2.0           --          --

Lincoln Life & Annuity Company of New York

As of December 31, 2002 and 2001, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $36.7 million and $37.4 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
9. Segment Information

The Company has two business segments: Lincoln Retire-ment (formerly known as the Annuities segment) and Life Insurance.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in the State of New York. Lincoln Retirement distributes some of its products through the Company's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as the Company's retail unit, Lincoln Financial Advisors ("LFA"). In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products in the State of New York. The Life Insurance segment offers, universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

The Company reports operations not directly related to the business segments, unallocated corporate items (i.e., unallocated overhead expenses), LFA and LFD in "Other Operations".

Lincoln Life & Annuity Company of New York

Financial data by segment for 2000 through 2002 is as follows:

                                                                  Year Ended December 31
                                                                 2002      2001      2000
                                                               --------  --------  --------
                                                                       (in millions)
                                                               ----------------------------
Revenue, Excluding Net Investment Income and Net Realized Loss
 on Investments and Derivative Instruments:
  Lincoln Retirement.......................................... $    6.7  $    7.5  $    7.1
  Life Insurance..............................................     66.2      66.0      63.9
  Other Operations............................................      0.6       0.2       0.7
                                                               --------  --------  --------
Total......................................................... $   73.5  $   73.7  $   71.7
                                                               ========  ========  ========
Net Investment Income:
  Lincoln Retirement.......................................... $   66.1  $   65.7  $   67.6
  Life Insurance..............................................     68.8      69.1      65.4
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $  134.9  $  134.8  $  133.0
                                                               ========  ========  ========
Net Realized Loss on Investments and Derivative Instruments:
  Lincoln Retirement.......................................... $   (6.4) $   (3.5) $   (1.5)
  Life Insurance..............................................     (4.9)     (1.1)     (2.5)
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $  (11.3) $   (4.6) $   (4.0)
                                                               ========  ========  ========
Income before Federal Income Taxes and
 Cumulative Effect of Accounting Changes:
  Lincoln Retirement.......................................... $    0.7  $    5.0  $    5.0
  Life Insurance..............................................     29.2      26.1      20.6
  Other Operations............................................      0.5       0.1       4.6
                                                               --------  --------  --------
Total......................................................... $   30.4  $   31.2  $   30.2
                                                               ========  ========  ========
Federal Income Tax Expense:
  Lincoln Retirement.......................................... $    0.0  $    1.1  $    1.0
  Life Insurance..............................................     10.1      10.1       8.0
  Other Operations............................................      0.2       0.0       1.6
                                                               --------  --------  --------
Total......................................................... $   10.3  $   11.2  $   10.6
                                                               ========  ========  ========
Cumulative Effect of Accounting Changes:
  Lincoln Retirement.......................................... $    0.0  $    0.0  $    0.0
  Life Insurance..............................................      0.0      (1.1)      0.0
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $    0.0  $   (1.1) $    0.0
                                                               ========  ========  ========
Net Income:
  Lincoln Retirement.......................................... $    0.7  $    3.9  $    4.1
  Life Insurance..............................................     19.1      15.0      12.6
  Other Operations............................................      0.3       0.0       3.0
                                                               --------  --------  --------
Total Net Income.............................................. $   20.1  $   18.9  $   19.7
                                                               ========  ========  ========
Assets:
  Lincoln Retirement.......................................... $1,422.2  $1,324.3  $1,289.3
  Life Insurance..............................................  1,462.0   1,383.7   1,341.2
  Other Operations............................................     90.8      70.4      95.5
                                                               --------  --------  --------
Total Assets.................................................. $2,975.0  $2,778.4  $2,726.0
                                                               ========  ========  ========

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 20,000 authorized, issued and outstanding shares of $100 par value common stock of the Company are owned by Lincoln Life.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                     December 31
                                                   2002      2001
                                                 --------  --------
                                                    (in millions)
                                                 ------------------
           Fair value of securities
            available-for-sale.................. $1,886.1  $1,617.8
           Cost of securities available-for-sale  1,783.2   1,601.9
                                                 --------  --------
           Unrealized gain......................    102.9      15.9
           Adjustments to deferred acquisition
            costs...............................    (36.9)     (7.1)
           Amounts required to satisfy
            policyholder commitments............     (3.4)      0.0
           Deferred income taxes................    (22.8)     (2.8)
                                                 --------  --------
           Net unrealized gain on securities
            available-for-sale.................. $   39.8  $    6.0
                                                 ========  ========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively on the balance sheet.

Details underlying the change in "Net Unrealized Gain on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Statements of Shareholder's Equity are as follows:

                                                 Year Ended December 31
                                                  2002     2001   2000
                                                 -----    -----  -----
                                                    (in millions)
                                                 -------------------
          Unrealized gains on securities
           available-for-sale arising during the
           year................................. $47.7    $24.9  $17.6
          Less: reclassification adjustment for
           losses included in net income (1)....  (6.1)    (1.5)  (4.7)
          Less: Federal income tax expense......  20.0      9.2    7.8
                                                 -----    -----  -----
          Net unrealized gain on securities
           available-for-sale, net of
           reclassification and Federal income
           tax expense.......................... $33.8    $17.2  $14.5
                                                 =====    =====  =====

--------
/(1)/The reclassification adjustment for gains does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The "Net Unrealized Gain on Derivative Instruments" component of other comprehensive income shown on the Statements of Shareholder's Equity for 2002 and 2001 is net of Federal income tax expense of $0.0 million and $0.1 million ($0.1 million of the tax expense for 2001 relates to the transition adjustment recorded in the first quarter of 2001 for the adoption of FAS 133), respectively and adjustments to deferred amortization costs of $0.0 million and $0.1 million ($0.1 million of the adjustments for 2001 relate to the transition adjustment recorded for the adoption of FAS 133), respectively.


--------------------------------------------------------------------------------
11. Restructuring Charges


During the first quarter of 2001, the Company recorded a restructuring charge in its Lincoln Retirement segment of $0.65 million ($1.0 million pre-tax). The objective of this restructuring plan is to consolidate the Syracuse, New York operations of the Company into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce ongoing operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.


--------------------------------------------------------------------------------
12. Transactions with Affiliates



The Company's products are primarily distributed through affiliated organizations, LFA and LFD. Revenue is paid to these organizations based on business produced by them. The Company paid fees of $8.8 million, $3.1 million and $3.9 million in 2002, 2001 and 2000, respectively.

Delaware Management Holdings, Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of the Company's general account investments. Prior to 2001, the management of these investments was generally priced on an "at cost" basis. Effective January 1, 2001, substantially all of these investment management services were priced on an arms-length "profit" basis. Under the "profit" pricing standard, DMH receives approximately 0.185% on certain assets under management. The change in pricing for these investment management services impacted the Lincoln Retirement and Life Insurance segments, as well as Other Operations. The Company paid fees of $2.0 million, $2.1 million and $1.4 million to DMH for investment management services in 2002, 2001 and 2000, respectively.

Lincoln Life & Annuity Company of New York

The Company provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This resulted in net payments of $13.5 million, $11.2 million and $20.6 million in 2002, 2001 and 2000, respectively.

The Company cedes business to one affiliated company, Lincoln Life. The caption "Insurance Premiums", in the accompanying Statements of Operations has been reduced by $4.9 million, $5.7 million and $4.8 million for premiums paid on these contracts in 2002, 2001, and 2000, respectively. The captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" have been reduced by $4.7 million and $4.4 million related to reserve credits taken on these contracts as of December 31, 2002 and 2001, respectively.

As a result of the above transactions, the Company has an intercompany receivable included in other assets of $10.3 million and $1.4 million as of December 31, 2002 and 2001, respectively.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York as of December 31, 2002 and 2001, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization and, in 2001, the Company changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 27, 2003

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements

  (a) List of Financial Statements

      1. Part A.
         The Table of Condensed Financial Information is included in Part A of this Registration Statement.

      2. Part B.
         The following financial statements for the Variable Account are included in Part B of this Registration Statement:

         Statement of Assets and Liabilities -- December 31, 2002
         Statement of Operations -- Year ended December 31,2002
         Statements of Changes in Net Assets -- Years ended December 31, 2002 and 2001
         Notes to Financial Statements
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B.
         The following financial statements of Lincoln Life & Annuity Company of New York are included in Part B of this Registration
         Statement:


         Balance Sheets--December 31, 2002 and 2001
         Statements of Income--Years ended December 31, 2002, 2001, and 2000 Statements of Shareholder's Equity--Years ended December 31, 2002,
           2001, and 2000
         Statements of Cash Flows--Years ended December 31, 2002, 2001, and
           2000
         Notes to Financial Statements

         Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits


(1) Resolutions of the Board of Directors and memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.


(2)    None.


(3)(a) Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and American Funds Distributors incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-38007) filed on April 19, 2001.

   (b) Form of Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 8, 2002.

   (b) Contract Specifications for EGMDB option incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 8, 2002.

   (c) Persistency Credit Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-91226) filed on June 26, 2002.

   (d) Bonus Credit Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-91226) filed on June 26, 2002.

   (e) Individual Retirement Annuity Contract Amendment (28877-E)

   (f) Individual Retirement Annuity Contract Amendment (28877)

   (g) Roth Individual Retirement Annuity Endorsement (5305-RB)

   (h) Variable Annuity Income Rider (I4LA-Q)

   (i) Variable Annuity Income Rider (I4LA-NQ)

   (j) Section 403(b) Annuity Endorsement (32481NY-I)


(5) Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 8, 2002.


(6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.


(7)    Not applicable.


(8)(a) Form of Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and LNY incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on
       October 12, 1999.

   (b) Fund Participation Agreement between Lincoln Life & Annuity Company of New York and American Variable Insurance Series incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-38007) filed on April 19, 2001.

   (c) Amended and Restated Service Agreement between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

   (d) Amendment dated January 3, 2001 to Services Agreement between Delaware Management Holdings, Inc. Delaware Service Company, Inc. and LNY incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of the securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 2002.


(10)   Consent of Ernst & Young LLP, Independent Auditors.


(11)   Not applicable.

(12)   Not applicable.


(13) Schedule for Computation of Performance Quotations incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.



(14)   Not applicable.



(15)   Organizational Chart of the Lincoln National Insurance Holding Company
       System

(16)   Powers of Attorney




The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Item 25.

                                      Positions and Officers with Lincoln Life &
Name                                        Annuity Company of New York
----                                  ------------------------------------------

Lorry J. Stensrud**...................    President and Director

John H. Gotta****....................     Second Vice President and Director

Janet Chrzan**........................    Second Vice President/Chief Financial
                                          Officer

J. Patrick Barrett....................    Director
    Chairman & CEO
    Carpat Investments
    4605 Watergap
    Manlius, NY 13104

Robert D. Bond**......................    Director


Name
----
Jon A. Boscia***.................................  Director

Bradley R. Skarie**..............................  Acting Director of Annuities Compliance

Christine Frederick****..........................  Director of Life Compliance

Rise' C. M. Taylor**..............................  Second Vice President

Barbara S. Kowalczyk***..........................  Director

M. Leanne Lachman................................  Director
  Principal
  Lend Lease Real Estate Investments
  787 7th Avenue - 46th Floor
  New York, NY 10019

Louis G. Marcoccia...............................  Director
  Senior Vice President
  Syracuse University
  Skytop Office Building
  Skytop Road
  Syracuse, NY 13244-5300

Gary W. Parker****..............................  2nd Vice President and Director

John M. Pietruski................................  Director
  One Penn Plaza
  Suite 3408
  New York, NY 10119

Ron J. Ponder....................................  Director
  Executive Vice President and CIO
  WellPoint Health Networks, Inc.
  1 Wellpoint Way T2-2G4
  Thousand Oaks, CA 91362

Mark E. Reynolds**...............................  Director

Robert O. Sheppard*..............................  2nd Vice President/General Counsel

Eldon J. Summers**...............................  Treasurer

Richard C. Vaughan***............................  Director

C. Suzanne Womack***.............................  Secretary


* Principal business address is 100 Madison Street, Suite 1860, Syracuse, New York 13202.


**   Principal business address is 1300 S. Clinton Street, Fort
     Wayne, Indiana 46802.

***  Principal business address is Center Square, West Tower,
     1500 Market St., Suite 3900, Philadelphia, PA 19102-2112.


**** Principal business address is 350 Church Street,
     Hartford, CT 06103.

Item 26.

                     PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15: The Organizational Chart of The Lincoln National Insurance Holding Company System.


Item 27.

                           NUMBER OF CONTRACT OWNERS


     As of February 28, 2003, there were 1,027 contractowners under Account H.



Item 28.

                         INDEMNIFICATION--UNDERTAKING

(a)  Brief description of indemnification provisions.

     In general, Article VII, Section 2, of the By-Laws of Lincoln Life & Annuity Co. of NY (LNY) provides that LNY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNY. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of LNY in connection with suits by, or in the rights of LNY.

     Please refer to Article VII of the By-Laws of LNY (Exhibit No. 6(a) hereto) for the full text of the indemnification provisions.
     Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., New World Fund, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


     Lincoln National Variable Annuity Account E, and Lincoln National Flexible Premium Variable Life Accounts F, J and Y (all registered as investment com-panies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln Life which also invests in the series. The series also offers shares of the funds to other segregated investment accounts.

  (b)          (1)                                        (2)
        Name and Principal                       Positions and Offices
         Business Address                          with Underwriter
        ------------------                       ---------------------

        David L. Abzug                           Vice President
        P.O. Box 2248
        Agoura Hills, CA 91376

        John A. Agar                             Vice President
        P.O. Box 7326
        Little Rock, AR 72217

        Dana W. Anderson                         Regional Vice President
        200 E. Big Beaver Road
        Suite 116
        Troy, MI 48083

        Robert B. Aprison                        Vice President
        2983 Bryn Wood Drive
        Madison, WI  53711

  L     William W. Bagnard                       Vice President

        Shakeel A. Barkat                        Regional Vice President
        1249 Pine Hill Drive
        Annapolis, MD 21401

        Steven L. Barnes                         Senior Vice President
        7490 Clubhouse Road
        Suite 100
        Boulder, CO  80301

  L     Nancy J. Batlin                          Vice President

 (b)                   (1)                                        (2)
        Name and Principal                      Positions and Offices
         Business Address                          with Underwriter
        ------------------                      ---------------------

  B     Carl R. Bauer                           Vice President

        Michelle A. Bergeron                    Senior Vice President
        4160 Gateswalk Drive
        Smyrna, GA 30080

        J. Walter Best, Jr.                     Regional Vice President
        9013 Brentmeade Blvd.
        Brentwood, TN 37027

        Joseph T. Blair                         Senior Vice President
        P.O. Box 3529
        148 E. Shore Avenue
        Groton Long Point, CT 06340

        John A. Blanchard                       Vice President
        576 Somerset Lane
        Northfield, IL 60093

        Ian B. Bodell                           Senior Vice President
        P.O. Box 1665
        Brentwood, TN  37024-1665

        Mick L. Brethower                       Senior Vice President
        601 E. Whitestone Blvd.
        Building 6, Suite 115
        Cedar Park, TX 78613

        C. Alan Brown                           Vice President
        4129 Laclede Avenue
        St. Louis, MO 63108

  L     Sheryl M. Burford                       Assistant Vice President

  B     J. Peter Burns                          Vice President

        Cody Callaway                           Regional Vice President
        803 South Desert Palm Place
        Broken Arrow, OK 74012

        Matthew C. Carlisle                     Regional Vice President
        4500 Fairvista Drive
        Charlotte, NC 28269

        Damian F. Carroll                       Regional Vice President
        40 Ten Acre Road
        New Britain, CT 06052

        Brian C. Casey                          Vice President
        8002 Greentree Road
        Bethesda, MD  20817

        Victor C. Cassato                       Senior Vice President
        609 W. Littleton Blvd., Suite 310
        Littleton, CO  80120

        Christopher J. Cassin                   Senior Vice President
        19 North Grant Street
        Hinsdale, IL  60521

        Denise M. Cassin                        Vice President
        1301 Stoney Creek Drive
        San Ramon, CA  94583

  L     David D. Charlton                       Senior Vice President

  L     Larry P. Clemmensen                     Director

  L     Kevin G. Clifford                       Director, President and Co-Chief
                                                Executive Officer

  H     Cheri Coleman                           Vice President

        Ruth M. Collier                         Senior Vice President
        106 Central Park South, #10K
        New York, NY 10019

(b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
       Business Address                       with Underwriter
       ------------------                     ---------------------

 S     David Coolbaugh                        Vice President

       Carlo O. Cordasco                      Regional Vice President
       101 Five Forks Lane
       Hampton, VA 23669

 B     Josie Cortez                           Assistant Vice President

       Thomas E. Cournoyer                    Vice President
       2333 Granada Boulevard
       Coral Gables, FL  33134

 L     Michael D. Cravotta                    Assistant Vice President

       Joseph G. Cronin                       Regional Vice President
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                   Regional Vice President
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                          Regional Vice President
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                   Vice President
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN 55424

       James A. DePerno, Jr.                  Regional Vice President
       91 Church Street
       East Aurora, NY 14052

 L     Bruce L. DePriester                    Senior Vice President,
                                              Treasurer and Controller

 L     Dianne M. Dexter                       Assistant Vice President

       Thomas J. Dickson                      Regional Vice President
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                     Vice President
       P. O. Box 661
       Ramsey, NJ 07446

       G. Michael Dill                        Senior Vice President
       505 E. Main Street
       Jenks, OK 74037

       Kirk D. Dodge                          Senior Vice President
       2627 Mission Street
       San Marino, CA 91108

       Peter J. Doran                         Director, Executive Vice President
       100 Merrick Road, Suite 216W
       Rockville Centre, NY 11570

 L     Michael J. Downer                      Secretary

       Michael J. Dullaghan                   Regional Vice President
       5040 Plantation Grove Lane
       Roanoke, VA 24012

 S     J. Steven Duncan                       Senior Vice President

       Robert W. Durbin                       Vice President
       74 Sunny Lane
       Tiffin, OH 44883

 I     Lloyd G. Edwards                       Senior Vice President

       Timothy L. Ellis                       Regional Vice President
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       John R. Fodor                          Senior Vice President
       15 Latisquama Road
       Southborough, MA  01772

 L     Charles L. Freadhoff                   Vice President

(b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
       Business Address                       with Underwriter
       ------------------                     ---------------------

       Daniel B. Frick                        Regional Vice President
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                       Senior Vice President
       Route 2, Box 3162
       Osage Beach, MO 65065

 L     Linda S. Gardner                       Vice President

 B     Lori Giacomini                         Assistant Vice President

 B     Evelyn K. Glassford                    Vice President

       Jack E. Goldin                         Regional Vice President
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024

       Jeffrey J. Greiner                     Vice President
       12210 Taylor Road
       Plain City, OH 43064

 L     Paul G. Haaga, Jr.                     Director

 B     Mariellen Hamann                       Vice President

       Derek S. Hansen                        Regional Vice President
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                        Senior Vice President
       150 Old Franklin School Road
       Pittstown, NJ 08867

 H     Mary Pat Harris                        Vice President

       Robert J. Hartig, Jr.                  Regional Vice President
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                      Regional Vice President
       44 Tyler Drive
       Saratoga Springs, NY 12866

 L     Russell K. Holliday                    Vice President

 L     Kevin B. Hughes                        Assistant Vice President

       Ronald R. Hulsey                       Senior Vice President
       6202 Llano
       Dallas, TX 75214

       Robert S. Irish                        Vice President
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                    Director
       630 Fifth Avenue, 36th Floor
       New York, NY 10111

 B     Damien M. Jordan                       Senior Vice President

       John P. Keating                        Regional Vice President
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

 L     Benjamin M. Kemper                     Vice President

 L     Maria K. Khader                        Assistant Vice President

(b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
       Business Address                       with Underwriter
       ------------------                     ---------------------

       Dorothy Klock                          Vice President
       555 Madison Avenue, 29th Floor
       New York, NY 10022

 L     Edward K. Klodt                        Vice President

       Dianne L. Koske                        Assistant Vice President
       122 Clydesdale Court
       Hampton, VA 23666

 B     Elizabeth K. Koster                    Assistant Vice President

       R. Andrew LeBlanc                      Regional Vice President
       78 Eton Road
       Garden City, NY 11530

 B     Karl A. Lewis                          Vice President

       T. Blake Liberty                       Vice President
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                           Regional Vice President
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

 L     Lorin E. Liesy                         Vice President

 I     Kelle Lindenberg                       Assistant Vice President

       Louis K. Linquata                      Regional Vice President
       5214 Cass Street
       Omaha, NE 68132

 LW    Robert W. Lovelace                     Director

       Brendan T. Mahoney                     Regional Vice President
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                     Director, Senior Vice President
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                       Senior Vice President
       5241 South Race Street
       Greenwood Village, CO 80121

 L     J. Clifton Massar                      Director, Senior Vice President

 L     Christopher McCarthy                   Assistant Vice President

       James R. McCrary                       Regional Vice President
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

 L     Scott F. McIntyre                      Senior Vice President

 S     John V. McLaughlin                     Senior Vice President

 L     Dan R. McMaster                        Assistant Vice President

       Terry W. McNabb                        Vice President
       2002 Barrett Station Road
       St. Louis, MO 63131

       Scott M. Meade                         Regional Vice President
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                      Regional Vice President
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                         Vice President
       304 River Oaks Road
       Brentwood, TN  37027

 L     Heidi J. Novaes                        Vice President

(b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
       Business Address                       with Underwriter
       ------------------                     ---------------------

       Peter A. Nyhus                         Vice President
       3084 Wilds Ridge Court
       Prior Lake, MN 55372

       Eric P. Olson                          Vice President
       62 Park Drive
       Glenview, IL 60025

       Jeffrey A. Olson                       Regional Vice President
       930 S. Cowley Street, #305
       Spokane, WA 99202

       W. Burke Patterson, Jr.                Regional Vice President
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                          Regional Vice President
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                        Regional Vice President
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                        Regional Vice President
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                       Senior Vice President
       175 Highland Avenue, 4th Floor
       Needham, MA 02494

 B     Candance D. Pilgrim                    Assistant Vice President

       Carl S. Platou                         Vice President
       7455 80th Place, S.E.
       Mercer Island, WA 98040

       Gregory S. Porter                      Assistant Vice President
       630 Fifth Avenue, 36th Floor
       New York, NY 10111

(b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
       Business Address                       with Underwriter
       ------------------                     ---------------------

 S     Richard P. Prior                       Vice President

       Mark S. Reischmann                     Regional Vice President
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                      Senior Vice President
       212 The Lane
       Hinsdale, IL 60521

       Brian A. Roberts                       Vice President
       418 S. Royal Street
       Alexandria, VA 22314

 L     Julie D. Roth                          Vice President

 L     James F. Rothenberg                    Director

       Romolo D. Rottura                      Regional Vice President
       441 Nicholas Drive
       Southampton, PA 18966

       Douglas F. Rowe                        Vice President
       414 Logan Ranch Road
       Georgetown, TX 78628

       Christopher S. Rowey                   Vice President
       10538 Cheviot Drive
       Los Angeles, CA 90064

(b)                   (1)                                     (2)
       Name and Principal                     Positions and Offices
        Business Address                         with Underwriter
       ------------------                     ---------------------

 H     Steve L. Rubin                         Vice President

       Dean B. Rydquist                       Senior Vice President
       1080 Bay Pointe Crossing
       Alpharetta, GA 30005

       Richard R. Samson                      Senior Vice President
       4604 Glencoe Avenue, #4
       Marina del Rey, CA 90292

       Paul V. Santoro                        Regional Vice President
       17 Willow Street
       Boston, MA 02108

       Joseph D. Scarpitti                    Vice President
       31465 St. Andrews
       Westlake, OH 44145

       Shane D. Schofield                     Regional Vice President
       201 McIver Street
       Greenville, SC 29601

 S     Sherrie L. Senft                       Vice President

 L     R. Michael Shanahan                    Director

 L     Michael J. Sheldon                     Assistant Vice President

       Daniel S. Shore                        Regional Vice President
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                             Regional Vice President
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                         Chairman of the Board and
       1000 RIDC Plaza, Suite 212             Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                  Senior Vice President
       P.O. Box 426
       Devon, PA 19333

 L     Connie F. Sjursen                      Vice President

(b)                   (1)                                       (2)
       Name and Principal                     Positions and Offices
        Business Address                         with Underwriter
       ------------------                     ---------------------

       Jerry L. Slater                        Regional Vice President
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                        Senior Vice President

       Dallas, TX 75252

       Anthony L. Soave                       Regional Vice President
       3780 Fox Glove Court NE
       Grand Rapids, MI 49525

 L     Therese L. Soullier                    Vice President

       Nicholas D. Spadaccini                 Vice President
       855 Markley Woods Way
       Cincinnati, OH 45230

 L     Kristen J. Spazafumo                   Assistant Vice President

       Daniel S. Spradling                    Senior Vice President
       181 Second Avenue
       Suite 228
       San Mateo, CA 94401

 B     Raymond Stein                          Assistant Vice President

 LW    Eric H. Stern                          Director

       Brad Stillwagon                        Regional Vice President
       2438 Broadmeade Road
       Louisville, KY 40205

 B     Max D. Stites                          Vice President

 L     David K. Stone                         Assistant Vice President

       Thomas A. Stout                        Vice President
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                      Vice President
       3 Dover Way
       Lake Oswego, OR 97034

 (b)            (1)                                      (2)
        Name and Principal                       Positions and Offices
          Business Address                         with Underwriter
        ------------------                       ---------------------

        Francis N. Strazzeri                     Senior Vice President
        3021 Kensington Trace
        Tarpon Springs, FL 34689

  L     Lisa F. Swaiman                          Senior Vice President

  L     Libby J. Syth                            Assistant Vice President

  L     Drew W. Taylor                           Assistant Vice President

        Gary J. Thoma                            Regional Vice President
        401 Desnoyer
        Kaukauna, WI 54130

        Cynthia M. Thompson                      Regional Vice President
        4 Franklin Way
        Ladera Ranch, CA 92694

  L     James P. Toomey                          Vice President

  I     Christopher E. Trede                     Vice President

        George F. Truesdail                      Senior Vice President
        400 Abbotsford Court
        Charlotte, NC 28270

        Scott W. Ursin-Smith                     Vice President
        60 Reedland Woods Way
        Tiburon, CA 94920

        J. David Viale                           Regional Vice President
        39 Old Course Drive
        Newport Beach, CA 92660

  L     Patricia A. Vogt                         Assistant Vice President

        Gerald J. Voss                           Regional Vice President
        The Pines at Four Hills
        3900 S. Southeastern Ave., #304
        Sioux Falls, SD 57103

  L     Wendy A. Wainwright                      Assistant Vice President

(b)                    (1)                                         (2)
        Name and Principal                       Positions and Offices
         Business Address                          with Underwriter
        ------------------                       ---------------------

        Thomas E. Warren                         Vice President
        4171 Roberts Point Circle
        Sarasota, FL  34242


  L     Debbie L. Wasilak                        Assistant Vice President

  L     J. Kelly Webb                            Senior Vice President

        Gregory J. Weimer                        Vice President
        206 Hardwood Drive
        Venetia, PA  15367


  B     Timothy W. Weiss                         Director

  SF    Gregory W. Wendt                         Director

        George J. Wenzel                         Regional Vice President
        251 Barden Road
        Bloomfield Hills, MI 48304


  H     J. D. Wiedmaier                          Assistant Vice President

  SF    N. Dexter Williams, Jr.                  Senior Vice President


        Andrew L. Wilson                         Regional Vice President
        11163 Rich Meadow Drive
        Great Falls, VA 22066


        Timothy J. Wilson                        Vice President
        113 Farmview Place
        Venetia, PA  15367


  B     Laura L. Wimberly                        Vice President

  H     Marshall D. Wingo                        Director, Senior Vice President

  L     Robert L. Winston                        Director, Senior Vice President

        Kurt A. Wuestenberg                      Regional Vice President
        975 Arboretum Drive
        Saline, MI 48176


        Jason P. Young                           Regional Vice President
        11141 Whitetail Lane
        Olathe, KS 66061

 (b)                   (1)                                         (2)
        Name and Principal                       Positions and Offices
        Business Address                         with Underwriter
        ------------------                       ---------------------

        William R. Yost                          Senior Vice President
        9320 Overlook Trail
        Eden Prairie, MN  55347

        Jonathan A. Young                        Regional Vice President
        329 Downing Drive
        Chesapeake, VA 23322


        Scott D. Zambon                          Regional Vice President
        2178 Piper Lane
        Tustin Ranch, CA 92782

----------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

     (c)  NA



Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated there-under are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 16th day of April, 2003.

                                     LINCOLN LIFE & ANNUITY VARIABLE ANNUITY
                                     ACCOUNT H
                                     (Registrant)

                                     American Legacy III Plus

                                     By: /s/ Samuel S. Parkison
                                         ----------------------
                                         Samuel S. Parkison
                                         2/nd/ Vice President

                                     LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                          (Depositor)

                                     By: /s/ Rise' C. M. Taylor
                                         ----------------------
                                         Rise' C. M. Taylor
                                         (Signature-Officer of Depositor)
                                         2/nd/ Vice President
                                         (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 16th 2003.

Signature                                      Title
---------                                      -----

 *                                             President and Director
----------------------------                   (Principal Executive Officer)
Lorry J. Stensrud

 *                                             2/nd/ Vice President and Chief
----------------------------                   Financial Officer
Janet Chrzan                                   (Principal Accounting Officer and
                                               Principal Financial Officer)

 *                                             2/nd/ Vice President and Director
----------------------------
John H. Gotta

 *                                             2/nd/ Vice President and Director
----------------------------
Gary W. Parker

 *                                             Director
----------------------------
J. Patrick Barrett

 *                                             Director
----------------------------
Robert D. Bond

 *                                             Director
----------------------------
Jon A. Boscia

 *                                             Director
----------------------------
M. Leanne Lachman

 *                                             Director
----------------------------
Louis G. Marcoccia

 *                                             Director
----------------------------
Ron J. Ponder

 *                                             Director
----------------------------
John M. Pietruski

 *                                             Director
----------------------------
Barbara S. Kowalczyk

 *                                             Director
----------------------------
Richard C. Vaughan

 *                                             Director
----------------------------
Mark E. Reynolds


*By /s/ Rise' C. M. Taylor                     Pursuant to a Power of Attorney
   ---------------------------------------
   Rise' C. M. Taylor